CRABBE HUSON SMALL CAP FUND
                          THE CRABBE HUSON SPECIAL FUND
                        CRABBE HUSON OREGON TAX-FREE FUND
                       CRABBE HUSON CONTRARIAN INCOME FUND

                           Supplement to Prospectuses
                 (Replacing Supplement dated December 31, 1998)


Until further notice, Class B and Class C shares of Crabbe Huson Small Cap Fund and The Crabbe Huson Special Fund are not available for purchases or exchanges.

Until further notice, Class C shares of Crabbe Huson Oregon Tax-Free Fund are not available for purchases or exchanges.

Until further notice, Crabbe Huson Contrarian Income Fund's Class A shares are available only for additional purchases by existing shareholders.




CH-36/528G-0199 (1/99)                                          January 27, 1999



--------------------------------------------------------------------------------
CRABBE HUSON FUNDS                                Prospectus, March 1, 1999
--------------------------------------------------------------------------------

o CRABBE HUSON SMALL CAP FUND

o THE CRABBE HUSON SPECIAL FUND

o CRABBE HUSON EQUITY FUND

o CRABBE HUSON MANAGED INCOME & EQUITY FUND

o CRABBE HUSON CONTRARIAN INCOME FUND


Advised by Crabbe Huson Group, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


-------------------------------------------
   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE
-------------------------------------------


---------------------------------------------------
T A B L E  O F  C O N T E N T S

THE FUNDS                                         2
---------------------------------------------------
Each of these sections discusses
the following topics: Investment
Goals, Primary Investment
Strategies, Primary Investment
Risks, Performance History and
Your Expenses.

Crabbbe Huson Small Cap Fund .................    2
The Crabbe Huson Special Fund ................    5
Crabbe Huson Equity Fund .....................    9
Crabbe Huson Managed Income & Equity Fund ....   12
Crabbe Huson Contrarian Income Fund ..........   16

YOUR ACCOUNT                                     20
----------------------------------------------------
How to Buy Shares ............................   20
Sales Charges ................................   21
How to Exchange Shares .......................   23
How to Sell Shares ...........................   23
Distribution and Service Fees ................   24
Other Information About Your Account .........   25

MANAGING THE FUNDS                               27
----------------------------------------------------
Investment Advisor ...........................   27
Portfolio Managers ...........................   27
Year 2000 Compliance .........................   28

FINANCIAL HIGHLIGHTS                             29
----------------------------------------------------
Crabbe Huson Small Cap Fund ..................   29
The Crabbe Huson Special Fund ................   30
Crabbe Huson Equity Fund .....................   31
Crabbe Huson Managed Income & Equity Fund ....   32
Crabbe Huson Contrarian Income Fund ..........   33

--------------------------------------------------------------------------------
The Funds         Crabbe Huson Small Cap Fund
--------------------------------------------------------------------------------

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
--------------------------------------------------------------------------------


INVESTMENT GOAL
-------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its assets in smaller companies. Smaller companies are companies with a market capitalization of under $1 billion. In selecting investments for the Fund, the advisor invests in a diversified portfolio consisting primarily of stocks and follows a basic value, contrarian approach in selecting such stocks for its portfolio.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.

PRIMARY INVESTMENT RISKS
-------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management team. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies, therefore, may be more vulnerable to adverse developments than those of larger companies.

                                                                            ----

THE FUNDS Crabbe Huson Small Cap Fund

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-year and life of fund periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.

The Fund's return is compared to the Russell 2000 Index and the Lipper Small
Cap Funds Average. Unlike the Fund, the index does not incur fees or charges.
It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper Inc.'s Small Cap Funds category.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY
-------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's Class A average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. As of December 31, 1998 no Class B or Class C shares had been issued, however they would have had substantially similar returns to those of Class A. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

[Begin Bar Chart]

1997  =   26.14%
1998  =  -32.11%

[End Bar Chart]

Best quarter: Third quarter 1997, +17.82%
Worst quarter: Third quarter 1998, -32.05%


--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                                      Life of Fund
                                       1 Year     (February 20, 1996)
---------------------------------------------------------------------
Class A (%)                            -36.02           -1.34
---------------------------------------------------------------------
Russell 2000 Index (%)                  -2.55            N/A
---------------------------------------------------------------------
Lipper Small Cap Funds Average (%)      -0.33            N/A
---------------------------------------------------------------------

                                                                            ----

THE FUNDS Crabbe Huson Small Cap Fund


UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
--------------------------------------------------------------------------------


YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
-------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions
(%) (as a percentage of the offering price)            1.00(1)     5.00        1.00
-------------------------------------------------------------------------------------
Redemption fee(2) (as a percentage of amount
redeemed, if applicable)                               None        None        None


--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                     Class A     Class B     Class C
Management fee(3) (%)                                  1.05        1.05        1.05
-------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00
--------------------------------------------------------------------------------------
Other expenses(3) (%)                                  0.36        0.36(4)     0.36(4)
--------------------------------------------------------------------------------------
Total annual fund operating expenses(3) (%)            1.66        2.41        2.41

Example Expenses (your actual costs may be higher or lower)

 Class                                    1 Year     3 Years     5 Years     10 Years
 Class A                                   $734      $1,068      $1,425      $2,427
--------------------------------------------------------------------------------------
 Class B: did not sell your shares         $244        $751      $1,285      $2,560

          sold all your shares at          $744      $1,051      $1,485      $2,560
          the end of the period
--------------------------------------------------------------------------------------
 Class C: did not sell your shares         $244        $751      $1,285      $2,746

          sold all your shares at
          the end of the period            $344        $751      $1,285      $2,746


(1) This charge applies only to purchases of $1 million to $5 million if shares, obtained through these purchases, are redeemed within 18 months after purchase.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

(3) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor voluntarily waived a portion of its advisory fee. As a result, the management fee would have been 0.87% for each share class and total annual operating expenses would have been 1.48% for Class A and 2.23% for Classes B and C.

(4)   Estimated based on Class A expenses.


                                                                            ----

--------------------------------------------------------------------------------
The Funds           The Crabbe Huson Special Fund
--------------------------------------------------------------------------------

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks significant long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 75% of its assets in securities of companies that have small (under $1 billion) to medium (from $1 billion to $3 billion) market capitalizations. The Fund may engage in short sales if the advisor believes that a stock may decline in price. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio.

In selecting investments for the Fund, the advisor purchases primarily U.S. stocks that represent more aggressive investments than the U.S. equity market as a whole. The Fund may sell securities short when the advisor believes that the price of a particular security that the Fund does not own will decline in price.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or could prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.


                                                                            ----

THE FUNDS The Crabbe Huson Special Fund

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management team. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies, therefore, may be more vulnerable to adverse developments than those of larger companies.

The Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at that point in time. If the price of the security has increased during this time then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into and any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.


                                                                            ----

THE FUNDS The Crabbe Huson Special Fund

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each of the last ten calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.

The Fund's return is compared to the Russell 2000 Index and the Lipper Mid-Cap Funds Average. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Mid-Cap Funds Average is the average return of the funds included in Lipper Inc.'s Mid-Cap Funds category.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's Class A average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. As of December 31, 1998 no Class B or Class C shares had been issued, however they would have had substantially similar returns to those of Class A. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.


--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

1989               17.29%
1990                3.82%
1991               17.08%
1992               33.38%
1993               34.54%
1994               11.72%
1995               10.79%
1996                5.92%
1997               11.28%
1998              -42.84%

Best quarter: First quarter 1991, +19.79%
Worst quarter: Third quarter 1998, -33.61%

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                             1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Class A  (%)                                 -46.13         -4.71         7.23
--------------------------------------------------------------------------------
Russell 2000 Index (%)                        -2.55         11.87        12.92
--------------------------------------------------------------------------------
Lipper Mid-Cap Funds Average (%)              12.16         14.87        15.44

                                                                            ----

THE FUNDS The Crabbe Huson Special Fund

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
--------------------------------------------------------------------------------


YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

                                                    Class A    Class B    Class C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               5.75       0.00       0.00
----------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions
(%) (as a percentage of the offering price)           1.00(1)    5.00       1.00
----------------------------------------------------------------------------------
Redemption fee(2) (as a percentage of amount
redeemed, if applicable)                              None       None       None


--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                    Class A    Class B    Class C
Management fee(3) (%)                                 1.05       1.05       1.05
-----------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.25       1.00       1.00
-----------------------------------------------------------------------------------
Other expenses (%)                                    0.36       0.36(4)    0.36(4)
-----------------------------------------------------------------------------------
Total annual fund operating expenses(3) (%)           1.66       2.41       2.41


--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

Class                                   1 Year   3 Years     5 Years    10 Years
Class A                                  $734     $1,068      $1,425     $2,427
--------------------------------------------------------------------------------
Class B: did not sell your shares        $244       $751      $1,285     $2,560

         sold all your shares at         $744     $1,051      $1,485     $2,560
         the end of the period
--------------------------------------------------------------------------------
Class C: did not sell your shares        $244       $751      $1,285     $2,746

         sold all your shares at
         the end of the period           $344       $751      $1,285     $2,746

(1) This charge applies only to purchases of $1 million to $5 million if shares, obtained through these purchases, are redeemed within 18 months after purchase.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

(3) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor voluntarily waived a portion of its advisory fee. As a result, the management fee would have been 0.89% for each share class and total annual operating expenses would have been 1.50% for Class A and 2.25% for Classes B and C.

(4)   Estimated based on Class A expenses.


                                                                            ----

--------------------------------------------------------------------------------
The Funds  Crabbe Huson Equity Fund
--------------------------------------------------------------------------------

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
--------------------------------------------------------------------------------


INVESTMENT GOAL
-------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks. In selecting investments for the Fund, the advisor purchases primarily U.S. stocks of companies with medium (from $1 billion to $3 billion) and large (in excess of $3 billion) market capitalizations. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.

PRIMARY INVESTMENT RISKS
-------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

                                                                            ----

THE FUNDS Crabbe Huson Equity Fund

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and life of fund periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.

The Fund's return is compared to the S&P 500 Index and the Lipper Growth Funds Average. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Growth Funds Average is the average return of the funds included in Lipper's Growth Funds category.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY
-------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's Class A average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and life of Fund periods. As of December 31, 1998 no Class B or Class C shares had been issued, however they would have had substantially similar returns to those of Class A. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

[Bar Chart]

1989
1990               -1.56%
1991               35.06%
1992               16.39%
1993               25.97%
1994                1.60%
1995               23.78%
1996               11.74%
1997               25.72%
1998               -8.83%

Best quarter: First quarter 1991, +18.98%
Worst quarter: Third quarter 1998, -19.93%

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                                                   Life of Fund
                                         1 Year      5 Years    (January 31, 1989)
----------------------------------------------------------------------------------
Class A (%)                              -14.07         8.71          12.21
----------------------------------------------------------------------------------
S&P 500 Index (%)                         28.60        24.05           N/A
----------------------------------------------------------------------------------
Lipper Growth Funds Average (%)           22.86        18.63           N/A
----------------------------------------------------------------------------------

                                                                            ----

THE FUNDS Crabbe Huson Equity Fund


UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
--------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
-------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions
(%) (as a percentage of the offering price)            1.00(1)      5.00        1.00
-------------------------------------------------------------------------------------
Redemption fee(2) (as a percentage of the amount
redeemed, if applicable)                               None         None        None

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                     Class A     Class B     Class C
Management fee(3) (%)                                  0.96        0.96        0.96
-------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00
-------------------------------------------------------------------------------------
Other expenses(3) (%)                                  0.33        0.33(4)     0.33(4)
-------------------------------------------------------------------------------------
Total annual fund operating expenses(3) (%)            1.54        2.29        2.29

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower
--------------------------------------------------------------------------------

Class                                   1 Year    3 Years    5 Years    10 Years
Class A                                  $723      $1,035     $1,368     $2,309
--------------------------------------------------------------------------------
Class B: did not sell your shares        $233       $717      $1,227     $2,442

         sold all your shares at
         the end of the period           $733      $1,017     $1,427     $2,442
--------------------------------------------------------------------------------
Class C: did not sell your shares        $233       $717      $1,227     $2,630

         sold all your shares at
         the end of the period           $333       $717      $1,227     $2,630


(1) This charge applies only to purchases of $1 million to $5 million if shares, obtained through these purchases, are redeemed within 18 months after purchase.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

(3) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor voluntarily waived a portion of its advisory fee and reimbursed the Fund for certain expenses. As a result, the management fee would have been 0.90%, for each share class, other expenses would have been 0.27% for each share class and total annual operating expenses would have been 1.42% for Class A and 2.17% for Classes B and C.

(4)   Estimated based on Class A expenses.

                                                                            ----

--------------------------------------------------------------------------------
The Funds       Crabbe Huson Managed Income & Equity Fund
--------------------------------------------------------------------------------

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
--------------------------------------------------------------------------------


INVESTMENT GOALS
-------------------------------------------------------------------------------
The Fund seeks preservation of capital, capital appreciation and income.

PRIMARY INVESTMENT STRATEGIES

-------------------------------------------------------------------------------
The Fund invests in a combination of stocks, bonds and cash. The advisor will constantly adjust the Fund's allocation of stocks, bonds and cash to adapt to changing market and economic conditions. Under normal market conditions, the Fund expects to invest its assets as follows: 25% to 60% in stocks; 30% to 55% in bonds; and 5% to 30% in cash or cash equivalents. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio.

The Fund's stock investments will consist primarily of U.S. stocks of companies with medium (from $1 billion to $3 billion) to large (in excess of $3 billion) market capitalizations. The Fund's bond investments will consist primarily of U.S. government securities and investment grade bonds. The U.S. government securities may consist of U.S. Treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The advisor may purchase bonds of any maturity.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's

                                                                            ----

THE FUNDS Crabbe Huson Managed Income & Equity Fund


assessment of a company's prospects is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Interest rate risk is generally greater for bonds with longer durations.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund may invest in securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

                                                                            ----

THE FUNDS Crabbe Huson Managed Income & Equity Fund


UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and life of fund periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.

The Fund's return is compared to the Lehman Government/Corporate Bond Index, the S&P 500 Index and the Lipper Flexible Portfolio Funds Average. Unlike the Fund, the indices do not incur fees or charges. It is not possible to invest in the indices. The Lipper Flexible Portfolio Funds Average is the average return of the funds included in Lipper Inc.'s Flexible Portfolio Funds category.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's Class A average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. As of December 31, 1998, no Class B or Class C shares had been issued, however they would have had substantially similar returns to those of Class A. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

[Bar Chart]

1989
1990               -0.76%
1991               21.24%
1992               12.18%
1993               18.19%
1994               -0.85%
1995               20.16%
1996                6.84%
1997               19.19%
1998               -0.18%

Best quarter: Second quarter 1997, +11.85%
Worst quarter: Third quarter 1998, -10.21%

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                                                   Life of Fund
                                         1 Year      5 Years    (January 31, 1989)
----------------------------------------------------------------------------------
Class A (%)                               -4.93         7.60            9.56
----------------------------------------------------------------------------------
Lehman Gov't./Corporate
Bond Index (%)                             9.47         7.30            N/A
----------------------------------------------------------------------------------
S&P 500                                   28.60        24.05            N/A
----------------------------------------------------------------------------------
Lipper Flexible
Portolio Funds Average(%)                 14.28        14.30            N/A
----------------------------------------------------------------------------------

                                                                            ----

THE FUNDS Crabbe Huson Managed Income & Equity Fund


UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
--------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of a Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

                                                    Class A    Class B    Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               4.75       0.00       0.00
---------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions
(%) (as a percentage of the offering price)           1.00(1)    5.00       1.00
---------------------------------------------------------------------------------
Redemption fee(2) (as a percentage of amount
redeemed, if applicable)                              None       None       None

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                    Class A    Class B    Class C
Management fee(3) (%)                                 1.05       1.05       1.05
-----------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.25       1.00       1.00
-----------------------------------------------------------------------------------
Other expenses(3) (%)                                 0.36       0.36(4)    0.36(4)
-----------------------------------------------------------------------------------
Total annual fund operating expenses(3) (%)           1.66       2.41       2.41

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower
--------------------------------------------------------------------------------

Class                                    1 Year     3 Years     5 Years     10 Years
Class A                                   $636        $973       $1,334      $2,346
-------------------------------------------------------------------------------------
Class B: did not sell your shares         $244        $751       $1,285      $2,560

         sold all your shares at
         the end of the period            $744      $1,051       $1,485      $2,560
-------------------------------------------------------------------------------------
Class C: did not sell your shares         $244        $751       $1,285      $2,746

         sold all your shares at
         the end of the period            $344        $751       $1,285      $2,746
-------------------------------------------------------------------------------------

(1) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

(3) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor voluntarily waived a portion of its advisory fee and reimbursed the Fund for certain expenses. As a result, the management fee would have been 0.87% for each share class, other expenses would have been 0.30% for each share class and total annual operating expenses would have been 1.42% for Class A and 2.17% for Classes B and C.

(4)   Estimated based on Class A expenses.

                                                                            ----

--------------------------------------------------------------------------------
The Funds     Crabbe Huson Contrarian Income Fund
--------------------------------------------------------------------------------

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks the highest level of current income that is consistent with preservation of capital.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. Treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's or Standard and Poor's, and (iii) cash and cash equivalents.

In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio. The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or could prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Interest rate risk is generally greater for bonds with longer durations.

                                                                             ---

THE FUNDS Crabbe Huson Contrarian Income Fund


Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund may invest in securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.




                                                                            ----

THE FUNDS Crabbe Huson Contrarian Income Fund


UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and life of fund periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.

The Fund's return is compared to the Lehman Government/Corporate Bond Index and the Lipper Corporate Debt A-Rated Funds Average. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Corporate Debt A-Rated Funds Average is the average return of the funds included in Lipper Inc.'s Corporate Debt A-Rated Funds category.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's Class A average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

[Bar Chart]

1989
1990                5.87%
1991               16.22%
1992                6.23%
1993                6.26%
1994               -3.60%
1995               16.98%
1996                1.99%
1997               11.58%
1998                9.75%

Best quarter: Fourth quarter 1991, +6.10%
Worst quarter: First quarter 1996, -2.73%

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                                                   Life of Fund
                                         1 Year      5 Years    (January 31, 1989)
----------------------------------------------------------------------------------
Class A (%)                               4.54        6.05            7.38
----------------------------------------------------------------------------------
Lehman Gov't/Corporate Bond Index (%)     9.47        7.30             N/A
----------------------------------------------------------------------------------
Lipper Corporate
Debt A-Rated Average (%)                  7.46        6.53             N/A
----------------------------------------------------------------------------------

                                                                            ----

THE FUNDS Crabbe Huson Contrarian Income Fund

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
--------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

                                                     Class A
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75
--------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                 1.00(1)
--------------------------------------------------------------
Redemption fee(2) (as a percentage of amount
redeemed, if applicable)                               None

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                     Class A
Management fee(3) (%)                                  0.80
--------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.25
--------------------------------------------------------------
Other expenses(3) (%)                                  0.71
--------------------------------------------------------------
Total annual fund operating expenses(3) (%)            1.76

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

Class                            1 Year     3 Years     5 Years     10 Years
Class A                           $646       $1,004      $1,386      $2,454
--------------------------------------------------------------------------------

(1) This charge applies only to purchases of $1 million to 5% million if shares are redeemed within 18 months after purchase.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor voluntarily waived its advisory fee and reimbursed the Fund for certain expenses. As a result, the management fee would have been 0.00%, other expenses would have been 0.55% and total annual operating expenses would have been 0.80%.

                                                                            ----
                                                                              19

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS(1)

Initial Investments ......................... $1,000
Subsequent Investments ......................... $50
Automatic Purchaes Plans ....................... $50
Retirement Plans ............................... $25

--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
Outlined below are various ways you can purchase shares:
--------------------------------------------------------------------------------

Method                Instructions

Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
By exchange           You may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no
                      additional cost. To exchange by telephone, call
                      1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer (EFT)        money from your bank account to your fund account by
                      calling 1-800-422-3737. Your money may take up to two
                      business days to be invested. You must set up this feature prior to your telephone request. Be sure to complete the
                      appropriate section of the application.
--------------------------------------------------------------------------------
Automatic             You may make monthly or quarterly investments
investment plan       automatically from your bank account to your fund account.
                      You can select a pre-authorized amount to be sent via EFT.
                      Be sure to complete the appropriate section of the
                      application for this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one
diversification       fund into the same class of shares of another fund at no
                      additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.


(1) Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                            ----
                                                                              20

Your Account

CHOOSING A SHARE CLASS

The Funds generally offer three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Small Cap, Equity, Managed Income & Equity and Contrarian Income Funds also offer an additional class of shares, Class I shares, exclusively to certain institutional and high net worth investors. Class I shares are made available through a separate prospectus provided to eligible investors.
--------------------------------------------------------------------------------


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances these sales charges are waived, as described below and in the SAI.

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.

--------------------------------------------------------------------------------
Crabbe Huson Small Cap, Special and Equity Funds
--------------------------------------------------------------------------------

                                                                         % of
                                                                        offering
                                         As a % of                        price
                                        the Public        As a %       retained by
                                         Offering        of your        financial
Amount of Purchase                      Price (POP)    investment     advisor firm
Less than $50,000                          5.75           6.10          5.00
----------------------------------------------------------------------------------
$50,000 to less than $100,000              4.50           4.71          3.75
----------------------------------------------------------------------------------
$100,000 to less than $250,000             3.50           3.63          2.75
----------------------------------------------------------------------------------
$250,000 to less than $500,000             2.50           2.56          2.00
----------------------------------------------------------------------------------
$500,000 to less than 1,000,000            2.00           2.04          1.75
----------------------------------------------------------------------------------
$1,000,000 or more(1)                      0.00           0.00          0.00

--------------------------------------------------------------------------------
Crabbe Huson Managed Income & Equity and Contrarian Income Funds
--------------------------------------------------------------------------------

                                                                         % of
                                                                        offering
                                         As a % of                        price
                                        the Public        As a %       retained by
                                         Offering        of your        financial
Amount of Purchase                      Price (POP)    investment     advisor firm
Less than $50,000                          4.75           4.99            4.25
----------------------------------------------------------------------------------
$ 50,000 to less than $100,000             4.50           4.71            4.00
----------------------------------------------------------------------------------
$100,000 to less than $250,000             3.50           3.63            3.00
----------------------------------------------------------------------------------
$250,000 to less than $500,000             2.50           2.56            2.00
----------------------------------------------------------------------------------
$500,000 to less than $1,000,000           2.00           2.04            1.75
----------------------------------------------------------------------------------
$1,000,000 or more(1)                      0.00           0.00            0.00

(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

                                                                            ----
                                                                              21

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. For purposes of calculating CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
--------------------------------------------------------------------------------


For Class A share purchases of $1 million or more, financial advisors receive a commission from the Funds' distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

--------------------------------------------------------------------------------
Purchases Over $1 Million
--------------------------------------------------------------------------------

Amount Purchased                              Commission %
First $3 million                                 1.00
----------------------------------------------------------
Next $2 million                                  0.50
----------------------------------------------------------
Over $5 million                                  0.25(1)
----------------------------------------------------------

(1) Paid over twelve months but only to the extent the shares remain outstanding.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or at net asset value (NAV), which is the value of a Fund share excluding any sales charge. See the SAI for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 4.00% on sales of Class B shares.

--------------------------------------------------------------------------------
All Funds except Crabbe Huson Contrarian Income Fund
--------------------------------------------------------------------------------

Holding period after purchase                  % deducted when
                                               shares are sold
Through first year                                   5.00
---------------------------------------------------------------
Through second year                                  4.00
---------------------------------------------------------------
Through third year                                   3.00
---------------------------------------------------------------
Through fourth year                                  3.00
---------------------------------------------------------------
Through fifth year                                   2.00
---------------------------------------------------------------
Through sixth year                                   1.00
---------------------------------------------------------------
Longer than six years                                0.00

                                                                            ----
                                                                              22

Your Account


Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

--------------------------------------------------------------------------------
All Funds in this Prospectus except Crabbe Huson Contrarian Income Fund
--------------------------------------------------------------------------------

Years after purchase                       % deducted when shares are sold
Through first year                                      1.00
---------------------------------------------------------------------------
Longer than one year                                    0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by LFD at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, (ii) the proper signatures and signature guarantees, (iii) you have included any certificates for shares to be sold and (iv) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements, please call 1-800-799-7526 for more information.

                                                                            ----

Your Account

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

--------------------------------------------------------------------------------
Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------

Method                 Instructions
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor firm must receive your request prior to
                       the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By  exchange           You or your financial advisor may sell shares by
                       exchanging from the Fund into the same share class of
                       another fund at no additional cost. To exchange by
                       telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by
                       telephone and request that a check be sent to your
                       address of record by calling 1-800-422-3737. The dollar
                       limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call.
--------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction (LOI) or
                       stock power form along with any certificates to be sold
                       to the address below. In your LOI, note your fund's name,
                       share class, account number, and the dollar value or
                       number of shares you wish to sell. All account owners
                       must sign the letter, and signatures must be guaranteed
                       by either a bank, a member firm of a national stock
                       exchange or another eligible guarantor institution.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account (IRA) owners. For
                       details, call 1-800-345-6611.

                       Mail your LOI to Liberty Funds Services, Inc., P.O. Box
                       1722, Boston, MA 02105-1722
--------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
--------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may
                       take up to two business days to be received by your bank.
                       You must set up this feature prior to your request. Be
                       sure to complete the appropriate section of the account
                       application for this feature.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
Each Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

                                                                            ----
                                                                              24

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How a Fund's Share Price is Determined The price of each class of a Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of many share classes for each Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to LFD.

                                                                            ----
                                                                              25

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may experience capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------


Dividends, Distributions, and Taxes Each Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
Types of Distributions
--------------------------------------------------------------------------------

Dividend/ordinary income       Represents interest and dividends earned from
                               securities held by the portfolio.
--------------------------------------------------------------------------------
Capital gains                  Represents capital gains on sales of securities.

Distribution Options The Small Cap, Special and Equity Funds declare and distribute dividend distributions and any capital gains annually. The Managed Income & Equity Fund declares and distributes dividend distributions quarterly and any capital gains annually. The Contrarian Income Fund declares and distributes dividend distributions monthly and any capital gains annually. You can choose one of the following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

--------------------------------------------------------------------------------
Distribution Options
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)(2)

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal income tax.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ----
                                                                              26

--------------------------------------------------------------------------------
Managing the Funds
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S.W. Morrison, Suite 1400, Portland, OR 97204, is the Funds' investment advisor. In its duties as investment advisor, Crabbe Huson runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of December 31, 1998, Crabbe Huson managed over $3 billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Crabbe Huson Small Cap Fund, The Crabbe Huson Special Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund and Crabbe Huson Contrarian Income Fund amounted to 0.75%, 0.57%, 0.85%, 0.79% and 0.00% of average daily net assets of each Fund, respectively.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Management of the Small Cap and Special Fund portfolios is handled on a day-to-day basis by a team consisting of James E. Crabbe, John W. Johnson and Peter P. Belton. Mr. Crabbe is coordinator of the team. Mr. Crabbe has served in various management positions with Crabbe Huson since 1980 and has managed the predecessor to the Special Fund since January 1, 1990. Prior to joining Crabbe Huson, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Prior to joining Crabbe Huson, Mr. Belton was an analyst at Arnhold & S. Bleichroeder from August, 1992 to September, 1993 and Vice President/Analyst at Capital Management Associates from February, 1994 to September, 1997.

Management of the Equity and Managed Income & Equity portfolios is handled on a day-to-day basis by a team consisting of John E. Maack, Jr., Marian L. Kessler, Robert E. Anton and Garth R. Nisbet. Mr. Anton is the coordinator of the team. Mr. Maack has been employed as a portfolio manager and securities analyst by Crabbe Huson since 1988. Ms. Kessler joined Crabbe Huson in August, 1995. From September, 1993 until July, 1995, Ms. Kessler was a portfolio manager with Safeco Asset Management. Mr. Anton joined Crabbe Huson in June, 1995. Prior to joining Crabbe Huson, Mr. Anton served for 17 years as Chief Investment Officer and as a portfolio manager at Financial Aims Corporation. Mr. Nisbet joined Crabbe Huson in April, 1995. Between February, 1993 and March, 1995, Mr. Nisbet was employed at Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio.

Management of the Income portfolio is handled on a day-to-day basis by a team consisting of Mr. Nisbet and Paul C. Rocheleau. Mr. Rocheleau joined Crabbe Huson in December, 1992.

                                                                            ----
                                                                              27

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.

                                                                            ----
                                                                              28

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report along with the Funds' financial statements is included in their annual report. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
Crabbe Huson Small Cap Fund
--------------------------------------------------------------------------------

                                                                                          Period ended
                                                                  Year ended October 31    October 31 (a)

                                                                     1998        1997          1996

                                                                    Class A     Class A       Class A
                                                                    -------     -------       -------
Net asset value --
Beginning of period ($)                                              15.48       11.02         10.00
---------------------------------------------------------------------------------------------------------
Income from Investment Operations ($)

Net investment income (loss)                                         (0.03)       0.00          0.03
---------------------------------------------------------------------------------------------------------
Net realized & unrealized gain (loss) on investments                 (5.56)       4.62          0.99
---------------------------------------------------------------------------------------------------------
Total from investment operations                                     (5.59)       4.62          1.02
---------------------------------------------------------------------------------------------------------
Less Distributions ($)

Distributions from net investment income                              0.00        0.02          0.00
---------------------------------------------------------------------------------------------------------
Distributions from capital gains                                      1.24        0.14          0.00
---------------------------------------------------------------------------------------------------------
Total distributions                                                   1.24        0.16          0.00
---------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                    8.65       15.48         11.02
---------------------------------------------------------------------------------------------------------
Total return (%)                                                    (38.64)      42.38         10.20(b)
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (000's)($)                                14,462      42,563        19,156
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (e)                       1.37        1.50(c)       1.51(c)(d)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%) (e)           (0.65)       0.03          0.70(d)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                          30.00       65.11         39.34
---------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)

Ratio of expenses to average net assets (e)                           1.62        1.73(c)       2.32(c)(d)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e)             (0.90)      (0.20)        (0.11)(d)
---------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)

Ratios of expenses to average net assets (e)                          1.37        1.50          1.50(d)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e)             (0.65)       0.03          0.71(d)
---------------------------------------------------------------------------------------------------------

(a) Commencement of operations -- 2/20/96.

(b) Not annualized.

(c) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangement.

(d) Annualized.

(e) 1998 expense and net investment income ratio information is net of benefits derived from custody credits which had no impact.

                                                                            ----
                                                                              29

Financial Highlights

--------------------------------------------------------------------------------
The Crabbe Huson Special Fund
--------------------------------------------------------------------------------

                                                                                       Year ended October 31
                                                                   1998          1997          1996            1995           1994

                                                                  Class A       Class A       Class A         Class A        Class A
                                                                  -------       -------       -------         -------        -------
Net asset value --
Beginning of period ($)                                            16.80         13.71          13.80          14.08          11.82
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($)

Net investment income                                               0.07          0.15           0.14           0.27           0.05
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             (6.92)         3.41           0.55          (0.29)          2.30
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (6.85)         3.56           0.69          (0.02)          2.35
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions ($)

Distributions from net investment income                            0.14          0.14           0.21           0.02           0.00
-----------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                   0.02            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                    0.00          0.00           0.00           0.00           0.09
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                                    1.69          0.33           0.57           0.24           0.00
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 1.85          0.47           0.78           0.26           0.09
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period ($)                                  8.10         16.80          13.71          13.80          14.08
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                  (44.94)        26.62           5.03           1.78          22.40
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)($)                             104,504       396,335        481,039        878,560        319,811
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (b)                     1.50          1.50           1.37(a)        1.40           1.44
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%) (b)          0.40          0.86           0.72           1.95         0.39
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        22.00         32.76          32.88         122.97         146.44
-----------------------------------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (b)                         1.84          1.58           1.37           1.40           1.54
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (b)            0.06          0.78           0.72           1.95           0.29
-----------------------------------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios of expenses to average net assets (b)                        1.50          1.50           1.37             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (b)            0.40          0.86           0.72             --             --
-----------------------------------------------------------------------------------------------------------------------------------

(a) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.

(b) 1998 expense and net investment income ratio information is net of benefits derived from custody credits which had no impact.

                                                                            ----
                                                                              30

Financial Highlights

--------------------------------------------------------------------------------
Crabbe Huson Equity Fund
--------------------------------------------------------------------------------

                                                                                      Year ended October 31

                                                                   1998          1997            1996          1995          1994

                                                                  Class A       Class A         Class A       Class A       Class A
                                                                  -------       -------         -------       -------       -------
Net asset value --
Beginning of period ($)                                             23.32         19.50          18.17          16.44        16.08
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($)

Net investment income                                                0.07          0.07           0.11           0.22         0.19
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (2.00)         5.36           2.33           1.75         0.57
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (1.93)         5.43           2.44           1.97         0.76
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions ($)

Distributions from net investment income                             0.05          0.07           0.17           0.09         0.04
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                                     4.74          1.54           0.94           0.15         0.36
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  4.79          1.61           1.11           0.24         0.40
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period ($)                                  16.60         23.32          19.50          18.17        16.44
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                   (10.08)        29.87          13.78          13.37         7.89
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)($)                              226,628       380,047        436,578        387,184      153,105
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          1.39(a)       1.42(a)        1.38(a)        1.40         1.45
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)(b)          0.38          0.29           0.56           1.30         1.18
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                          1.27        128.65         117.00          92.43       106.49
-----------------------------------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                              1.42(a)       1.44(a)        1.38(a)        1.30         1.56
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                 0.35          0.27           0.56           1.28         1.06
-----------------------------------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios of expenses to average net assets                             1.38          1.42           1.37             --           --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                 0.39          0.29           0.57             --           --
-----------------------------------------------------------------------------------------------------------------------------------

(a) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.

                                                                            ----
                                                                              31

Financial Highlights

--------------------------------------------------------------------------------
Crabbe Huson Managed Income & Equity Fund
--------------------------------------------------------------------------------

                                                                                       Year ended October 31

                                                                   1998          1997            1996          1995          1994

                                                                  Class A       Class A         Class A       Class A       Class A
                                                                  -------       -------         -------       -------       -------
Net asset value --
Beginning of period ($)                                           14.94          13.39            13.64        12.87         13.52
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($)

Net investment income                                              0.29           0.32             0.30         0.34          0.30
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            (0.37)          2.29             0.88         1.21         (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  (0.08)          2.61             1.18         1.55          0.22
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions ($)

Distributions from net investment income                           0.24           0.32             0.30         0.33          0.29
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                                   1.81           0.74             1.13         0.45          0.58
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                2.05           1.06             1.43         0.78          0.87
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period ($)                                12.81          14.94            13.39        13.64         12.87
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                  (0.69)         20.60             8.96        13.00          2.66
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)($)                             67,681         95,960          125,018      136,530       110,152
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                        1.32(a)        1.42(a)          1.47(a)      1.48          1.44
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)           2.27           2.25             2.22         2.57          2.30
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      115.00         118.65           252.29       225.70        149.19
-----------------------------------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                            1.48(a)        1.55(a)          1.47(a)      1.49          1.52
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets               2.11           2.12             2.22         2.56          2.22
-----------------------------------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios of expenses to average net assets                           1.31           1.42             1.46           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets               2.28           2.25             2.22           --            --
-----------------------------------------------------------------------------------------------------------------------------------

(a) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.

                                                                            ----

Financial Highlights

--------------------------------------------------------------------------------
Crabbe Huson Contrarian Income Fund
--------------------------------------------------------------------------------

                                                                                       Year ended October 31

                                                                   1998          1997            1996          1995          1994

                                                                  Class A       Class A         Class A       Class A       Class A
                                                                  -------       -------         -------       -------       -------
Net asset value --
Beginning of period ($)                                            10.58         10.20           10.26          9.71         10.75
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($)

Net investment income                                               0.50          0.62            0.54          0.53          0.50
-----------------------------------------------------------------------------------------------------------------------------------
Net realized & unrealized gain (loss) on investments                0.59          0.38           (0.05)         0.58         (0.76)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    1.09          1.00            0.49          1.11         (0.26)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions ($)

Distributions from net investment income                            0.79          0.62            0.55          0.53          0.50
-----------------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                    0.00          0.00            0.00          0.03          0.01
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                                    0.00          0.00            0.00          0.00          0.27
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions ($)                                             0.79          0.62            0.55          0.56          0.78
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                 10.88         10.58           10.20         10.26          9.71
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                   11.21         10.25            4.94         11.92         (2.71)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)($)                               8,799         3,248           4,694         7,190         5,273
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (a)(%)                      0.80          0.80            0.80          0.80          0.80
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (a)(%)         5.36          5.96            5.31          5.47          4.92
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       158.00         56.37          468.75        543.15        306.79
-----------------------------------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (a)                         2.36          2.78            2.29          1.95          2.16
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (a)            3.80          3.98            3.82          4.32          3.56
-----------------------------------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios of expenses to average net assets (a)                        0.80          0.80            0.80            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (a)            5.36          5.96            5.31            --            --
-----------------------------------------------------------------------------------------------------------------------------------

(a) 1998 expenses and net investment income ratio information is net of benefits derived from custody credits which had no impact.

                                                                            ----
                                                                              33

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------



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                                                                            ----

Notes


--------------------------------------------------------------------------------

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                                                                            ----
                                                                              35

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the SAI for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by writing or calling the Funds' Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Company Act file numbers:

Colonial Trust III: 811-00881

o Crabbe Huson Small Cap Fund

o The Crabbe Huson Special Fund

o Crabbe Huson Equity Fund

o Crabbe Huson Managed Income & Equity Fund

o Crabbe Huson Contrarian Income Fund

[LIBERTY LOGO]

Liberty Funds Distributor, Inc. (c) 1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com

CH-01/641G-0299 (3/99)

                                       a

--------------------------------------------------------------------------------
CRABBE HUSON FUNDS                                Prospectus, March 1, 1999
--------------------------------------------------------------------------------

o CRABBE HUSON SMALL CAP FUND, CLASS I SHARES

o CRABBE HUSON EQUITY FUND, CLASS I SHARES

o CRABBE HUSON MANAGED INCOME & EQUITY FUND, CLASS I SHARES

o CRABBE HUSON CONTRARIAN INCOME FUND, CLASS I SHARES


Advised by Crabbe Huson Group, Inc.

Class I shares may be purchased only by pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations and high net worth individuals, or through certain broker-dealers, financial institutions and other financial intermediaries which have entered into agreements with a Fund and which invest a minimum of $1 million.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




-------------------------------------------
   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE
-------------------------------------------


--------------------------------------------------------------------------------
T A B L E   OF   C O N T E N T S

THE FUNDS                                         2
---------------------------------------------------
Each of these sections discusses the following topics: Investment Goals, Primary Investment
Strategies, Primary Investment Risks,
Performance History and Your Expenses.

Crabbe Huson Small Cap Fund ..................... 2
Crabbe Huson Equity Fund ........................ 5
Crabbe Huson Managed Income & Equity Fund ....... 8
Crabbe Huson Contrarian Income Fund .............12

YOUR ACCOUNT                                     16
---------------------------------------------------
How to Buy Shares ...............................16
How to Exchange Shares ..........................17
How to Sell Shares ..............................17
Other Information About Your Account ............19

MANAGING THE FUNDS                               21
---------------------------------------------------
Investment Advisor ..............................21
Portfolio Managers ..............................21
Year 2000 Compliance ............................22

FINANCIAL HIGHLIGHTS                             23
---------------------------------------------------
Crabbe Huson Small Cap Fund .....................23
Crabbe Huson Equity Fund ........................24
Crabbe Huson Managed Income & Equity Fund .......25
Crabbe Huson Contrarian Income Fund .............26

--------------------------------------------------------------------------------
The Funds Crabbe Huson Small Cap Fund
--------------------------------------------------------------------------------

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its assets in smaller companies. Smaller companies are companies with a market capitalization of under $1 billion. In selecting investments for the Fund, the advisor invests in a diversified portfolio consisting primarily of stocks and follows a basic value, contrarian approach in selecting such stocks for its portfolio.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund and which could prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management team. Stocks of smaller companies may trade less frequently and in limited volume and their prices may fluctuate more than stocks of other companies. Stocks of smaller companies, therefore, may be more vulnerable to adverse developments than those of larger companies.


                                                                            ----
                                                                               2

THE FUNDS Crabbe Huson Small Cap Fund

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-year and life of fund periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Russell 2000 Index and the Lipper Small Cap Funds Average. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Small Cap Funds Average is the average return of the funds included in Lipper Inc.'s Small Cap Funds category.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class I shares. The performance table following the bar chart shows how the Fund's Class I average annual returns compare with those of a broad measure of market performance for 1 year. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
Calendar-Year Total Returns
--------------------------------------------------------------------------------

[Bar Chart]

1997           26.67%
1998          -31.82%

Best quarter: Third quarter 1997, +18.00%
Worst quarter: Third quarter 1998, -31.92%

--------------------------------------------------------------------------------
Average Annual Total Returns--for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                                       Life of Fund
                                         1 Year      (February 20, 1996)
Class I (%)                             -31.82              1.07(1)
------------------------------------------------------------------------
Russell 2000 Index (%)                   -2.55              N/A
------------------------------------------------------------------------
Lipper Small Cap Funds Average (%)       -0.33              N/A
------------------------------------------------------------------------

(1) Class I shares (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares, October 10, 1996. These Class I share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be higher.

                                                                            ----

THE FUNDS Crabbe Huson Small Cap Fund

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
--------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

                                                                Class I
Maximum sales charge (load) on purchases (%)                      0.00
(as a percentage of the offering price)
-----------------------------------------------------------------------------
Maximum deferred sales charge (load) on                           0.00
redemptions (%) (as a percentage of the offering
price)
-----------------------------------------------------------------------------
Redemption fee(1) (as a percentage of amount                      None
redeemed, if applicable)

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                                 Class I
Management fee(2) (%)                                             1.05
-----------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                         0.00
-----------------------------------------------------------------------------
Other expenses (%)                                                0.13
-----------------------------------------------------------------------------
Total annual fund operating expenses(2) (%)                       1.18

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

                                   1 Year     3 Years     5 Years     10 Years
Class I                             $120        $374        $647       $1,427
--------------------------------------------------------------------------------

(1) There is a $7.50 charge for wiring sale proceeds to your bank.

(2) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor voluntarily waived a portion of its advisory fees. As a result, the management fee would have been 0.87% and total annual operating expenses would have been 1.00%

                                                                            ----
                                                                               4

--------------------------------------------------------------------------------
The Funds Crabbe Huson Equity Fund
--------------------------------------------------------------------------------

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks. In selecting investments for the Fund, the advisor purchases primarily U.S. stocks of companies with medium (from $1 billion to $3 billion) and large (in excess of $3 billion) market capitalizations. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund and which could prevent the Fund from achieving its investment goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

                                                                            ----

THE FUNDS Crabbe Huson Equity Fund

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-, five- and life of fund periods. It includes the effects of Fund expenses.

The Fund's return is compared to the S&P 500 Index and the Lipper Growth Funds Average. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper Inc.'s Growth Funds category.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class I shares. The performance table following the bar chart shows how the Fund's Class I average annual returns compare with those of a broad measure of market performance for 1 year, 5 years(1) and the life of the Fund(1). The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
Calendar-Year Total Returns
--------------------------------------------------------------------------------

[Bar Chart]

1997               26.27%
1998               -8.49%

Best quarter: Second quarter 1997, +18.93%
Worst quarter: Third quarter 1998, -19.84%

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                                                      Life of Fund
                                          1 Year       5 Years     (January 31, 1989)
Class I (%)                                -8.49       10.19(1)         12.98(1)
-------------------------------------------------------------------------------------
S&P 500 Index (%)                          28.60       24.05              N/A
-------------------------------------------------------------------------------------
Lipper Growth Funds Average (%)            22.86       18.63              N/A
-------------------------------------------------------------------------------------

(1) Class I shares (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares, October 3, 1996. These Class I share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be higher.

                                                                            ----
                                                                               6

THE FUNDS Crabbe Huson Equity Fund

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
--------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

                                                                  Class I
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                            0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                             0.00
--------------------------------------------------------------------------------
Redemption fee(1) (as a percentage of amount
redeemed, if applicable)                                           None

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                                 Class I
Management fee(2) (%)                                              0.96
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                          0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                 0.10
--------------------------------------------------------------------------------
Total annual fund operating expenses(2) (%)                        1.06

--------------------------------------------------------------------------------
Exammple Expenses (your actual costs may be higher or lower)

                                   1 Year     3 Years     5 Years     10 Years
Class I                             $108        $338        $586       $1,296
--------------------------------------------------------------------------------

(1)  There is a $7.50 charge for wiring sale proceeds to your bank.

(2) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor voluntarily waived a portion of its advisory fee. As a result, the management fee would have been 0.90% and total annual operating expenses would have been 1.00%.

                                                                            ----

--------------------------------------------------------------------------------
The Funds Crabbe Huson Managed Income & Equity Fund
--------------------------------------------------------------------------------


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
--------------------------------------------------------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks preservation of capital, capital appreciation and income.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in a combination of stocks, bonds and cash. The advisor will constantly adjust the Fund's allocation of stocks, bonds and cash to adapt to changing, market and economic conditions. Under normal market conditions, the Fund expects to invest its assets as follows: 25% to 60% in stocks; 30% to 55% in bonds; and 5% to 30% in cash or cash equivalents. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio.

The Fund's stock investments will consist primarily of U.S. stocks of companies with medium (from $1 billion to $3 billion) to large (in excess of $3 billion) market capitalizations. The Fund's bond investments will consist primarily of U.S. government securities and investment grade bonds. The U.S. government securities may consist of U.S. Treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The advisor may purchase bonds of any maturity.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its investment goals, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's

                                                                            ----

THE FUNDS Crabbe Huson Managed Income & Equity Fund


assessment of a company's prospects is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Interest rate risk is generally greater for bonds with longer durations.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund may invest in securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

                                                                            ----

THE FUNDS Crabbe Huson Managed Income & Equity Fund


UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-, five- and life of fund periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Lehman Government/Corporate Bond Index, the S&P 500 Index and the Lipper Flexible Portfolio Funds Average. Unlike the Fund, the indices do not incur fees or charges. It is not possible to invest in the indices. The Lipper Flexible Portfolio Funds Average is the average return of the funds included in Lipper Inc.'s Flexible Portfolio Funds category.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class I shares. The performance table following the bar chart shows how the Fund's Class I average annual returns compare with those of a broad measure of market performance for 1 year, 5 years(1) and the life of the Fund(1). The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
Calendar-Year Total Returns
--------------------------------------------------------------------------------

[Bar chart]

1997             19.68%
1998             12.00%

Best quarter: Second quarter 1997, +11.96%
Worst quarter: Third quarter 1998, -10.12%

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------

                               1 Year      5 Years       Life of Fund
                                                      (January 31, 1989)
Class I (%)                     0.12       8.83(1)         10.19(1)
-------------------------------------------------------------------------
Lehman Gov't/
Corporate Bond Index (%)        9.47       7.30              N/A
-------------------------------------------------------------------------
S&P 500 Index (%)              28.60      24.05              N/A
-------------------------------------------------------------------------
Lipper Flexible Portfolio
Funds Average (%)              14.28      14.30              N/A
-------------------------------------------------------------------------

(1) Class I shares (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares, October 28, 1996. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be higher.

                                                                            ----
                                                                              10

THE FUNDS Crabbe Huson Managed Income & Equity Fund


UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
--------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

                                                                 Class I
Maximum sales charge (load) on purchases (%)                       0.00
(as a percentage of the offering price)
---------------------------------------------------------------------------
Maximum deferred sales charge (load) on                            0.00
redemptions (%) (as a percentage of the offering
price)
---------------------------------------------------------------------------
Redemption fee(1) (as a percentage of amount                       None
redeemed, if applicable)

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                                 Class I
Management fee(2) (%)                                              1.05
-------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                          0.00
-------------------------------------------------------------------------
Other expenses (%)                                                 0.13
-------------------------------------------------------------------------
Total annual fund operating expenses(2) (%)                        1.18

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

                               1 Year     3 Years     5 Years     10 Years
Class I                         $120        $374        $647       $1,427
---------------------------------------------------------------------------

(1)  There is a $7.50 charge for wiring sale proceeds to your bank.

(2) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor voluntarily waived a portion of its advisory fee. As a result, the management fee would have been 0.87% and total annual operating expenses would have been 1.00%.

                                                                            ----
                                                                              11

--------------------------------------------------------------------------------
The Funds Crabbe Huson Contrarian Income Fund
--------------------------------------------------------------------------------


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks the highest level of current income that is consistent with preservation of capital.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. Treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's or Standard and Poor's, and (iii) cash and cash equivalents.

In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for the Fund's portfolio. The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund and which could prevent the Fund from achieving its investment goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Interest rate risk is generally greater for bonds with longer durations.

                                                                            ----

THE FUNDS Crabbe Huson Contrarian Income Fund

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Fund may invest in securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

                                                                            ----
                                                                              13

THE FUNDS Crabbe Huson Contrarian Income Fund


UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-, five- and life of fund periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Lehman Government/Corporate Bond Index and the Lipper Corporate Debt A-Rated Funds Average. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Corporate Debt A-Rated Average is the average return of the funds included in Lipper Inc.'s Corporate Debt A-Rated Funds category.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares, which are offered in a separate prospectus. Class A share information is presented because the Fund's Class I shares have been offered for less than 1 year. The performance table following the bar chart shows how the Fund's Class I average annual returns compare with those of a broad measure of market performance for 1 year(1), 5 years(1) and the life of the Fund(1). The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
Calendar-Year Total Returns
--------------------------------------------------------------------------------

[Bar chart]

1990            5.87%
1991           16.22%
1992            6.23%
1993            6.26%
1994           -3.60%
1995           16.98%
1996            1.99%
1997           11.58%
1998            9.75%

Best quarter: Fourth quarter 1991, +6.10%
Worst quarter: First quarter 1996, -2.73%

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                                                      Life of Fund
                                           1 Year       5 Years    (January 31, 1989)
Class I (%)                                 9.97(1)      7.13(1)          7.93(1)
-------------------------------------------------------------------------------------
Lehman Gov't/Corporate Bond Index (%)       9.47         7.30             N/A
-------------------------------------------------------------------------------------
Lipper Corporate Debt
A-Rated Average (%)                         7.46         6.53             N/A
-------------------------------------------------------------------------------------

(1) Class I shares (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares, October 19, 1998. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be higher.

                                                                            ----
                                                                              14

THE FUNDS Crabbe Huson Contrarian Income Fund

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
--------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

                                                     Class I
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                0.00
-------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                 0.00
-------------------------------------------------------------
Redemption fee(1) (as a percentage of amount
redeemed, if applicable)                               None

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from the Fund)
--------------------------------------------------------------------------------

                                                     Class I
Management fee(2) (%)                                  0.80
-------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.00
-------------------------------------------------------------
Other expenses(2) (%)                                  0.54
-------------------------------------------------------------
Total annual fund operating expenses(2) (%)            1.34

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

Class                             1 Year     3 Years     5 Years     10 Years
Class I                            $136        $425        $734       $1,613
--------------------------------------------------------------------------------

(1)  There is a $7.50 charge for wiring sale proceeds to your bank.

(2) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor voluntarily waived its management fee and reimbursed the Fund for certain expenses. As a result, the management fee would have been 0.00%, other expenses would have been 0.38% and total annual operating expenses would have been 0.38%.

                                                                            ----
                                                                              15

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
Outlined below are various ways you can purchase shares:
--------------------------------------------------------------------------------

Method                Instructions

Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
By exchange           You may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no
                      additional cost. To exchange by telephone, call
                      1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic         You may purchase shares by electronically transferring
funds transfer (EFT)  money from your bank account to your fund account by calling 1-800-422-3737. Your money may take up to two
                      business days to be invested. You must set up this feature prior to your telephone request. Be sure to complete the
                      appropriate section of the application.
--------------------------------------------------------------------------------
Automatic             You may make monthly or quarterly investments
investment plan       automatically from your bank account to your fund account.
                      You can select a pre-authorized amount to be sent via EFT.
                      Be sure to complete the appropriate section of the
                      application for this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one
diversification       fund into the same class of shares of another fund at no
                      additional cost. To invest your dividends in another fund, call 1-800-345-6611.


(1) Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                            ----
                                                                              16

Your Account

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for the Class I shares of another fund distributed by Liberty Funds Distributor, Inc. (LFD) at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means (i) your letter has complete instructions, (ii) the proper signatures and signature guarantees and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements, please call 1-800-799-7526 for more information.

                                                                            ----
                                                                              17

Your Account

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

--------------------------------------------------------------------------------
Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------

Method                Instructions

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone
                      sales is $100,000 in a 30-day period. You do not need to
                      set up this feature in advance of your call.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the
                      address below. In your LOI, note your fund's name, share
                      class, account number, and the dollar value or number of
                      shares you wish to sell. All account owners must sign the
                      letter, and signatures must be guaranteed by either a
                      bank, a member firm of a national stock exchange or
                      another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call
                      1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box
                      1722, Boston, MA 02105-1722
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.

                                                                            ----

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How a Fund's Share Price is Determined The price of a Fund's Class I shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in "good form" by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its Class I NAV by dividing its total net assets by the number of Class I shares outstanding. In determining the NAV, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some of the Funds' Class I shares in most major daily newspapers. You can find the daily prices for the Class I shares of each Fund by visiting the Funds' web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class I shares.

                                                                            ----
                                                                              19

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may experience capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------

Dividends, Distributions, and Taxes Each Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
Types of Distributions
--------------------------------------------------------------------------------

Dividend/ordinary income     Represents interest and dividends earned from
                             securities held by the Fund.
--------------------------------------------------------------------------------
Capital gains                Represents capital gains on sales of securities.

Distribution Options The Small Cap and Equity Funds declare and distribute dividend distributions and any capital gains annually. The Managed Income & Equity Fund declares and distributes dividend distributions quarterly and any capital gains annually. The Contrarian Income Fund declares and distributes dividend distributions monthly and any capital gains annually. You can choose one of the following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

--------------------------------------------------------------------------------
Distribution Options
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)(2)

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal income tax.


(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ----
                                                                              20

--------------------------------------------------------------------------------
Managing the Funds
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S.W. Morrison, Suite 1400, Portland, OR 97204, is the Funds' investment advisor. In its duties as investment advisor, Crabbe Huson runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of December 31, 1998, Crabbe Huson managed over $3 billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Crabbe Huson Small Cap Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund and Crabbe Huson Contrarian Income Fund amounted to 0.75%, 0.85%, 0.79% and 0.00% of average daily net assets of each Fund, respectively.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Management of the Small Cap portfolio is handled on a day-to-day basis by a team consisting of James E. Crabbe, John W. Johnson and Peter P. Belton. Mr. Crabbe is coordinator of the team. Mr. Crabbe has served in various management positions with Crabbe Huson since 1980 and has managed the predecessor to the Special Fund since January 1, 1990. Prior to joining Crabbe Huson, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Prior to joining Crabbe Huson, Mr. Belton was an analyst at Arnhold & S. Bleichroeder from August, 1992 to September, 1993 and Vice President/Analyst at Capital Management Associates from February, 1994 to September, 1997.

Management of the Equity and Managed Income & Equity portfolios is handled on a day-to-day basis by a team consisting of John E. Maack, Jr., Marian L. Kessler, Robert E. Anton and Garth R. Nisbet. Mr. Anton is the coordinator of the team. Mr. Maack has been employed as a portfolio manager and securities analyst by Crabbe Huson since 1988. Ms. Kessler joined Crabbe Huson in August, 1995. From September, 1993 until July, 1995, Ms. Kessler was a portfolio manager with Safeco Asset Management. Mr. Anton joined Crabbe Huson in June, 1995. Prior to joining Crabbe Huson, Mr. Anton served for 17 years as Chief Investment Officer and as a portfolio manager at Financial Aims Corporation. Mr. Nisbet joined Crabbe Huson in April, 1995. Between February, 1993 and March, 1995 Mr. Nisbet was employed at Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio.

Management of the Income portfolio is handled on a day-to-day basis by a team consisting of Mr. Nisbet and Paul C. Rocheleau. Mr. Rocheleau joined Crabbe Huson in December, 1992.


                                                                            ----
                                                                              21

Managing the Funds


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.


                                                                            ----
                                                                              22

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report along with the Funds' financial statements are included in their annual report. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
Crabbe Huson Small Cap Fund - Class I
--------------------------------------------------------------------------------

                                                                                          Period ended
                                                                  Year ended October 31    October 31

                                                                     1998        1997          1996(a)
                                                                    Class A     Class B       Class C
                                                                    -------     -------       -------
Net asset value --
Beginning of period ($)                                             15.53        11.01         11.05
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations ($)

Net investment income                                                0.03         0.07          0.00
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (5.58)        4.62         (0.04)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                    (5.55)        4.69         (0.04)
-----------------------------------------------------------------------------------------------------------
Less Distributions ($)

Distributions from net investment income                             0.01         0.03          0.00
-----------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                     0.05         0.00          0.00
-----------------------------------------------------------------------------------------------------------
Distributions from capital gains                                     1.24         0.14          0.00
-----------------------------------------------------------------------------------------------------------
Total distributions                                                  1.30         0.17          0.00
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                   8.68        15.53         11.01
-----------------------------------------------------------------------------------------------------------
Total return (%)                                                   (38.37)       43.11        (0.36)(b)
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)($)                               62,539       71,655         1,514
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(e)                       1.00         1.00(c)       1.00(c)(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets %(e)           (0.28)        0.60         (0.43)(d)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                         30.00        65.11         39.34
-----------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (e)                          1.21         1.28(c)       3.55(c)(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e)            (0.49)        0.32         (2.98)(d)
-----------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)
-----------------------------------------------------------------------------------------------------------
Ratios of expenses to average net assets (e)                         1.00         1.00          1.00(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e)            (0.28)        0.60         (0.43)(d)
-----------------------------------------------------------------------------------------------------------

(a) Commencement of operations -- 10/10/96.        (d) Annualized.

(b) Not annualized.                                (e) 1998 expense and net investment income
                                                       ratio information is net of benefits derived
(c) Ratios include expenses paid indirectly            from custody credits which had no impact.
    through directed brokerage and certain
    expense offset arrangements.

                                                                            ----

Financial Highlights

--------------------------------------------------------------------------------
Crabbe Huson Equity Fund - Class I
--------------------------------------------------------------------------------

                                                                                          Period ended
                                                                  Year ended October 31    October 31

                                                                     1998        1997          1996(a)

Net asset value --
Beginning of period ($)                                             23.40        19.51         19.82
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations ($)

Net investment income                                                0.17         0.21          0.00
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (2.03)        5.31         (0.31)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                    (1.86)        5.52         (0.31)
-----------------------------------------------------------------------------------------------------------
Less Distributions ($)

Distributions from net investment income                             0.15         0.09          0.00
-----------------------------------------------------------------------------------------------------------
Distributions from capital gains                                     4.74         1.54          0.00
-----------------------------------------------------------------------------------------------------------
Total distributions                                                  4.89         1.63          0.00
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                  16.65        23.40         19.51
-----------------------------------------------------------------------------------------------------------
Total return (%)                                                    (9.72)       30.35         (1.56)(b)
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)($)                               27,672       24,084         4,415
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          1.01(c)      1.00(c)       1.00(c)(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)               0.76         0.71          0.15(d)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                          1.27       128.65        117.00
-----------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                              1.13(c)      1.23(c)       1.58(c)(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                 0.64         0.48         (0.43)(d)
-----------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)
-----------------------------------------------------------------------------------------------------------
Ratios of expenses to average net assets                             1.00         1.00          1.00(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                 0.77         0.71          0.15(d)
-----------------------------------------------------------------------------------------------------------

(a) Commencement of operations -- 10/3/96.

(b) Not annualized.

(c) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.

(d) Annualized.

                                                                            ----

Financial Highlights

--------------------------------------------------------------------------------
Crabbe Huson Managed Income & Equity Fund - Class I
--------------------------------------------------------------------------------

                                                                                          Period ended
                                                                  Year ended October 31    October 31

                                                                     1998        1997          1996(a)

Net asset value --
Beginning of period ($)                                             14.94        13.39         13.38
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations ($)

Net investment income                                                0.32         0.42          0.01
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (0.37)        2.24          0.08
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                    (0.05)        2.66          0.09
-----------------------------------------------------------------------------------------------------------
Less Distributions ($)

Distributions from net investment income                             0.27         0.37          0.08
-----------------------------------------------------------------------------------------------------------
Distributions from capital gains                                     1.81         0.74          0.00
-----------------------------------------------------------------------------------------------------------
Total distributions                                                  2.08         1.11          0.08
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                  12.81        14.94         13.39
-----------------------------------------------------------------------------------------------------------
Total return (%)                                                    (0.44)       21.18          0.59(b)
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)($)                               33,723       28,598         2,526
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          1.01(c)      1.00(c)       1.00(c)(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)               2.58         2.70          2.87(d)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        115.00       118.65        252.29
-----------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                              1.25(c)      1.42(c)       2.00(c)(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                 2.34         2.28          1.87(d)
-----------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)
-----------------------------------------------------------------------------------------------------------
Ratios of expenses to average net assets                             1.00         1.00          1.00(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                 2.59         2.70          2.87(d)
-----------------------------------------------------------------------------------------------------------

(a) Commencement of operations -- 10/28/96.

(b) Not annualized.

(c) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.

(d) Annualized.

                                                                            ----

Financial Highlights

--------------------------------------------------------------------------------
Crabbe Huson Contrarian Income Fund - Class I
--------------------------------------------------------------------------------

                                                                     Period ended October 31

                                                                          1998(a)

Net asset value --
Beginning of period ($)                                                                        10.99
-----------------------------------------------------------------------------------------------------------
Income from Investment Operations ($)

Net investment income                                                                           0.02
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                         (0.07)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                                               (0.05)
-----------------------------------------------------------------------------------------------------------
Less Distributions ($)

Distributions from net investment income                                                        0.04
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                             10.90
-----------------------------------------------------------------------------------------------------------
Total return (%)                                                                               (0.45)(b)
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)($)                                                             100
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(d)                                                  0.38(c)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)(d)                                      5.88(c)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                                   158.00
-----------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (d)                                                     5.00(c)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                            1.26(c)
-----------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)
-----------------------------------------------------------------------------------------------------------
Ratios of expenses to average net assets (d)                                                    0.38(c)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income net assets (d)                                                   5.88(c)
-----------------------------------------------------------------------------------------------------------

(a) Class I shares were initially offered on       (d) 1998 expense and net investment
    10/19/98.                                          income ratio information is net of
                                                       benefits derived from custody credits
(b) Not annualized.                                    which had no impact.

(c) Annualized.

                                                                            ----

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                                                                            ----

Notes

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                                                                            ----

Notes

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                                                                            ----

For More Information
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the SAI for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by writing or calling the Funds' Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Company Act file numbers:

Colonial Trust III: 811-00881
o Crabbe Huson Small Cap Fund
o Crabbe Huson Equity Fund
o Crabbe Huson Managed Income & Equity Fund
o Crabbe Huson Contrarian Income Fund

[LIBERTY LOGO]    L I B E R T Y
                  COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR
                  Liberty Funds Distributor, Inc. [copyright] 1999
                  One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                  Visit us at www.libertyfunds.com

CH-01/671G-0299 (3/99)

--------------------------------------------------------------------------------
CRABBE HUSON REAL ESTATE INVESTMENT FUND               Prospectus, March 1, 1999
--------------------------------------------------------------------------------

Advised by Crabbe Huson Group, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


-------------------------------------------
   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE
-------------------------------------------


---------------------------------------------------
T A B L E  O F  C O N T E N T S

THE FUND                                          2
---------------------------------------------------
Investment Goals .............................    2
Primary Investment Strategies ................    2
Primary Investment Risks .....................    3
Performance History ..........................    4
Your Expenses ................................    5

YOUR ACCOUNT                                      6
----------------------------------------------------
How to Buy Shares ............................    6
Sales Charges ................................    7
How to Exchanges Shares ......................    9
How to Sell Shares ...........................   10
Distribution and Service Fees ................   11
Other Information About Your Account .........   11

MANAGING THE FUND                                14
----------------------------------------------------
Investment Advisor ...........................   14
Portfolio Managers ...........................   14
Year 2000 Compliance .........................   14

FINANCIAL HIGHLIGHTS                             15
----------------------------------------------------

--------------------------------------------------------------------------------
The Fund              Crabbe Huson Real Estate Investment Fund
--------------------------------------------------------------------------------

UNDERSTANDING CONTRARIAN INVESTMENT
The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
================================================================================


Investment Goals
--------------------------------------------------------------------------------
The Fund seeks to provide growth of capital and current income.

Primary Investment Strategies
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.

Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is required to modify or change the Fund's goals.

                                                                            ----

THE FUND  Crabbe Huson Real Estate Investment Fund


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. A REIT must distribute 95% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. In addition, although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.

                                                                            ----

THE FUND  Crabbe Huson Real Estate Investment Fund

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one year and since inception periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.

The Fund's return is compared to the National Association of Real Estate Investment Trusts Index, the Morgan Stanley REIT Index and the Lipper Real Estate Funds Average. Unlike the Fund, the Indices do not incur fees or charges. It isn't possible to invest in the Indices. The Lipper Average is the average return of the funds included in Lipper Inc's Real Estate Funds category.
================================================================================

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's Class A average annual returns compare with those of a broad measure of market performance for a one year period. As of December 31, 1998, no Class B or Class C shares had been issued, however they would have had substantially similar returns to those of Class A. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------


[Bar Chart]

1995  =    9.47%
1996  =   36.04%
1997  =   18.75%
1998  =  -13.22%

[End Bar Chart]

Best quarter: Fourth quarter 1996, +16.31%
Worst quarter: Third quarter 1998, -11.65%

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                                         Since
                                                       Inception
                                                       (April 4,
                                       1 Year             1994)
---------------------------------------------------------------------
Class A (%)                            -17.34           8.44
---------------------------------------------------------------------
National Association of Real
Estate Investment Trusts Index (%)     -17.50           N/A
---------------------------------------------------------------------
Morgan Stanley REIT Index (%)          -16.90           N/A
---------------------------------------------------------------------
Lipper Real Estate Funds Average (%)   -15.46           N/A

                                                                            ----

THE FUND  Crabbe Huson Real Estate Investment Fund

[Begin Sidebar Text]

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by
shareholders to the Fund's distributor.

Annual Fund Operating Expenses are
deducted from the Fund. They include
management fees, 12b-1 fees, brokerage
costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the
cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating
Expenses table. It uses the following
hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o No expense reductions in effect

[End Sidebar Text]

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)           4.75        0.00        0.00
(as a percentage of the offering price)
--------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on                1.00(1)     5.00        1.00
redemptions (%) (as a percentage of the offering
price)
--------------------------------------------------------------------------------------
Redemption fee(2) (as a percentage of amount           None        None        None
redeemed, if applicable)

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------


                                                     Class A     Class B     Class C
Management fee(3) (%)                                  1.05        1.05        1.05
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00
--------------------------------------------------------------------------------------
Other expenses (%)                                     0.56        0.56(4)     0.56(4)
--------------------------------------------------------------------------------------
Total annual fund operating expenses(3) (%)            1.86        2.61        2.61

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------


 Class                                    1 Year     3 Years     5 Years     10 Years
 Class A                                   $655       $1,032      $1,434      $2,553
----------------------------------------------------------------------------------------
 Class B: did not sell your shares         $264        $812       $1,386      $2,764
          sold all your shares at          $764       $1,112      $1,586      $2,764
          the end of the period
----------------------------------------------------------------------------------------
 Class C: did not sell your shares         $264        $812       $1,386      $2,946
          sold all your shares at          $364        $812       $1,386      $2,946
          the end of the period

(1) This charge applies only to purchases of $1 million to $5 million if shares obtained through these purchases are redeemed within 18 months after purchase.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor voluntarily waived a portion of its advisory fee. As a result, the management fee would have been 0.69% for each share class and total annual operating expenses would have been 1.50% for Class A shares and 2.25% for Class B and Class C shares.

(4) Estimated based on Class A share expenses.

                                                                            ----

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS(1)

Initial Investment ................. $1,000
Subsequent Investments .............    $50
Automatic Purchase Plans ...........    $50
Retirement Plans ...................    $25
============================================

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

---------------------
Outlined below are
various ways you
can purchase shares:
---------------------

Method                Instructions
Through your          Your financial advisor can help you establish your account and buy
financial advisor     Fund shares on your behalf.
--------------------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional investment
(existing account)    stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
--------------------------------------------------------------------------------------------
 By exchange          You may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------------------
By electronic         You may purchase shares by electronically transferring money from
funds transfer        your bank account to your fund account by calling 1-800-422-3737.
(EFT)                 Your money may take up to two business days to be invested. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------------------
Automatic             You may make monthly or quarterly investments automatically from
investment plan       your bank account to your fund account. You can select a pre-authorized amount to be sent via EFT.  Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one fund into
diversification       the same class of shares of another fund at no additional sales charge.
                      To invest your dividends in another fund, call 1-800-345-6611.

(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                            ----

Your Account


CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers Class Z shares which are available only to other investment companies managed by an affiliate of the advisor.
================================================================================


Sales Charges
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances these sales charges are waived, as described below and in the SAI.

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below. The table below also shows the commission paid to the financial advisor firm on sales of Class A shares.

--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------

                                                                           % of
                                                                          offering
                                              As a % of                    price
                                             the Public       As a %     retained by
                                              Offering       of your      financial
Amount of Purchase                           Price (POP)    investment   advisor firm
Less than $50,000                               4.75           4.99          4.25
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          4.00
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          3.00
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00

(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

                                                                            ----

Your Account

UNDERSTANDING CONTINGENT
DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
================================================================================

For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

--------------------------------------------------------------------------------
Purchases Over $1 Million
--------------------------------------------------------------------------------

Amount Purchased                                           Commission %
First $3 million                                               1.00
--------------------------------------------------------------------------------
Next $2 million                                                0.50
--------------------------------------------------------------------------------
Over $5 million                                                0.25(1)

(1) Paid over twelve months but only to the extent the shares remain outstanding.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or at net asset value (NAV), which is the value of a Fund share excluding any sales charges. See the SAI for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 5.00% on sales of Class B shares.

                                                                            ----

Your Account


--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------

Holding period after purchase                                  % deducted when
                                                               shares are sold
Through first year                                                   5.00
--------------------------------------------------------------------------------
Through second year                                                  4.00
--------------------------------------------------------------------------------
Through third year                                                   3.00
--------------------------------------------------------------------------------
Through fourth year                                                  3.00
--------------------------------------------------------------------------------
Through fifth year                                                   2.00
--------------------------------------------------------------------------------
Through sixth year                                                   1.00
--------------------------------------------------------------------------------
Longer than six years                                                0.00

Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------

Years after purchase                              % deducted when shares are sold
Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by LFD at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

                                                                            ----

Your Account


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, (ii) the proper signatures and signature guarantees, (iii) you have included any certificates for shares to be sold and (iv) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements, please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

--------------------
Outlined below are
the various options
for selling shares:
--------------------

Method                Instructions
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m Eastern time.
---------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737. The dollar limit for telephone sales is
                      $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.
---------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the
                      address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call
                      1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
---------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

                                                                            ----

Your Account


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily price of many share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

(1) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.

                                                                            ----

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
================================================================================

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to LFD.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
Types of Distributions
--------------------------------------------------------------------------------

Dividend/ordinary income     Represents interest and dividends earned from
                             securities held by the Fund.
--------------------------------------------------------------------------------
Capital gains               Represents capital gains on sales of securities.

Distribution Options The Fund distributes dividends quarterly and any capital gains at least annually. You can choose one of the following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

--------------------------------------------------------------------------------
Distribution Options
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)(2)

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer (EFT)

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ----

Your Account


Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal income tax.

                                                                            ----

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of December 31, 1998, Crabbe Huson managed over $3 billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.61% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
John E. Maack has been employed by Crabbe Huson as a portfolio manager and securities analyst since 1988.

Michael B. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, Mr. Stokes was a financial analyst for Salomon Brothers from July, 1994 to June, 1996.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

                                                                            ----

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------

                                                                                                                      Period ended
                                                                              Year ended October 31                    October 31
                                                                      1998        1997        1996        1995          1994(a)
                                                                     Class A     Class A     Class A     Class A        Class A
Net asset value --
Beginning of period ($)                                               14.09       11.58         9.69       9.50           10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations($)
Net investment income                                                  0.40        0.38         0.38       0.44            0.37
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                (2.00)       3.02         2.01       0.31           (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      (1.60)       3.40         2.39       0.75           (0.27)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distribution ($)
Distributions from net investment income                               0.36        0.38         0.38       0.44            0.23
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                                       1.69        0.51         0.12       0.12            0.00
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    2.05        0.89         0.50       0.56            0.23
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                    10.44       14.09        11.58       9.69            9.50
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                     (13.39)      30.56        25.39       8.31           (3.25)(b)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)($)                                 17,423      34,259       20,649     18,986          18,280
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(e)                         1.50        1.50(d)      1.50(d)    1.50            1.01(c)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)(e)            3.71        2.93         3.59       4.59            6.30(c)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                           97.00       80.01       120.19      59.53           43.30
-----------------------------------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (e)                            1.92        1.76(d)      1.88(d)    1.89            2.03(c)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e)                3.29        2.66         3.21       4.20            5.28(c)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (e)                            1.50        1.50         1.50         --              --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e)               3.71        2.93         3.59         --              --
-----------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations -- 4/4/94.

(b) Not annualized.

(c) Annualized.

(d) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.

(e) 1998 expense and net investment income ratio information is net of benefits derived from custody credits which had no impact.

                                                                            ----

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC  20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Company Act file numbers:

Colonial Trust III: 811-00881

o Crabbe Huson Real Estate Investment Fund

--------------------------------------------------------------------------------
[LIBERTY LOGO]    L I B E R T Y
                  COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR
                  Liberty Funds Distributor, Inc. [copyright] 1999
                  One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                  Visit us at www.libertyfunds.com

CR-01/669G-0299

                                                                            ----

                   THIS PROSPECTUS AND CLASS OF SHARES IS AVAILABLE FOR PURCHASE ONLY BY OTHER INVESTMENT COMPANIES MANAGED BY AFFILIATES OF
                                          THE ADVISOR
                   -------------------------------------------------------------

--------------------------------------------------------------------------------
CRABBE HUSON REAL ESTATE INVESTMENT FUND               Prospectus, March 1, 1999
--------------------------------------------------------------------------------

o CLASS Z


Advised by Crabbe Huson Group, Inc.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


-------------------------------------------
   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE
-------------------------------------------


---------------------------------------------------
T A B L E  O F  C O N T E N T S

THE FUND
---------------------------------------------------
Investment Goals .............................
Primary Investment Strategies ................
Primary Investment Risks .....................
Performance History ..........................
Your Expenses ................................

YOUR ACCOUNT
----------------------------------------------------
How to Buy Shares ............................
How to Exchanges Shares ......................
How to Sell Shares ...........................
Other Information About Your Account .........

MANAGING THE FUND
----------------------------------------------------
Investment Advisor ...........................
Portfolio Managers ...........................
Year 2000 Compliance .........................

FINANCIAL HIGHLIGHTS
----------------------------------------------------

--------------------------------------------------------------------------------
The Fund         Crabbe Huson Real Estate Investment Fund
--------------------------------------------------------------------------------

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.
================================================================================


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks to provide growth of capital and current income.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.

Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is required to modify or change the Fund's goals or investment strategies.

                                                                            ----

THE FUND  Crabbe Huson Real Estate Investment Fund

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or could prevent the Fund from achieving its goals.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. A REIT must distribute 95% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. In addition, although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.

                                                                            ----

THE FUND  Crabbe Huson Real Estate Investment Fund

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-year and since inception periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.

The Fund's return is compared to the National Association of Real Estate Investment Trusts Index, the Morgan Stanley REIT Index and the Lipper Real Estate Funds Average. Unlike the Fund, the Indices do not incur fees or charges. It is not possible to invest in the Indices. The Lipper Average is the average return of the funds included in Lipper Inc.'s Real Estate Funds category
================================================================================


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares, which are offered in a separate prospectus. Class A share information is presented because the Fund's Class Z shares have been offered for less than 1 year. The performance table following the bar chart shows how the Fund's Class A average annual returns compare with those of a broad measure of market performance for one year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effects of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.


--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

[Bar Chart Begins]

1995    =    9.47%
1996    =   36.04%
1997    =   18.75%
1998    =  -13.22%

[End Bar Chart]


Best quarter: Fourth quarter 1996, +16.31%
Worst quarter: Third quarter 1998, -11.65%


--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                                         Since
                                                       Inception
                                                       (April 4,
                                       1 Year             1994)
---------------------------------------------------------------------
Class A (%)                            -17.34           8.44
---------------------------------------------------------------------
National Association of Real
Estate Investment Trusts Index (%)     -17.50           N/A
---------------------------------------------------------------------
Morgan Stanley REIT Index (%)          -16.90           N/A
---------------------------------------------------------------------
Lipper Real Estate Funds Average (%)   -15.46           N/A

                                                                            ----

THE FUND  Crabbe Huson Real Estate Investment Fund


UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Additional Fund Operating Expenses are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment
o 5% total return for each year
o Fund operating expenses remain
  the same
o No expense reductions in effect
================================================================================

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                 0.00
--------------------------------------------------------------------------------
Redemption fee(1) (as a percentage of amount
redeemed, if applicable)                               None


--------------------------------------------------------------------------------
Estimated Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                     Class Z
Management fee(2) (%)                                  1.05
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.00
--------------------------------------------------------------------------------
Other expenses(2) (%)                                  0.56(3)
--------------------------------------------------------------------------------
Total annual fund operating expenses(3) (%)            1.61

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

Class                                1 Year     3 Years     5 Years     10 Years
Class Z                               $164        $509        $877       $1,913
--------------------------------------------------------------------------------

(1)  There is a $7.50 charge for wiring sale proceeds to your bank.

(2) Expenses shown are restated to reflect current fees and expenses. The Fund's advisor voluntarily waives a portion of its advisory fee. As a result, the management fee would have been 0.69% and total annual operating expenses would have been 1.25%.

(3)  Estimated based on Class A expenses.
                                                                            ----

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated net asset value (NAV). In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
Outlined below are various ways you can purchase shares:
--------------------------------------------------------------------------------

Method                 Instructions
Through your           Your financial advisor can help you establish your account and
financial advisor      buy Fund shares on your behalf.
----------------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check made
(new account)          payable to the Fund to the transfer agent, Liberty Funds
                       Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
----------------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(Existing account)     investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                       Funds Services, Inc., P.O. Box 1722, Boston, MA
                       02105-1722.
----------------------------------------------------------------------------------------
By  exchange           You may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost.
                       To exchange by telephone, call 1-800-422-3737.
----------------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                       1-800-422-3737 to obtain a control number and the wiring
                       instructions.
----------------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your fund account by calling
(EFT)                  1-800-422-3737. Your money may take up to two business days to be invested. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate section of the application.
----------------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your fund account. You can select a pre-authorized amount to be sent via EFT.  Be sure to complete the appropriate section of the application for this feature.
----------------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by one fund
diversification        into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                       1-800-345-6611.

                                                                            ----

Your Account

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, (ii) the proper signatures and signature guarantees and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements, please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

                                                                            ----

Your Account

--------------------------------------------------------------------------------
Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------

Method                Instructions

Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m Eastern time.
--------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no
                      additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737. The dollar limit for telephone sales is
                      $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.
--------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the
                      address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call
                      1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

                                                                            ----

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).


When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class Z shares.

                                                                            ----

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
================================================================================

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
Types of Distributions
--------------------------------------------------------------------------------

Dividend/ordinary       Represents interest and dividends earned from securities
income                  held by the Fund.
--------------------------------------------------------------------------------
Capital gains           Represents capital gains on sales of securities.

Distribution Options The Fund distributes dividends quarterly and capital gains at least annually. You can choose one of the following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

--------------------------------------------------------------------------------
Distribution Options
--------------------------------------------------------------------------------
Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)(2)
o  send  the check to your address of record
o  send the check to a third party address
o  transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal income tax.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ----

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------


Investment Advisor
--------------------------------------------------------------------------------
Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of December 31, 1998, Crabbe Huson managed over $3 billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.61% of average daily net assets of the Fund.


Portfolio Managers
--------------------------------------------------------------------------------
John E. Maack has been employed by Crabbe Huson as a portfolio manager and securities analyst since 1988.

Michael B. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, Mr. Stokes was a financial analyst for Salomon Brothers from July, 1994 to June, 1996.


Year 2000 Compliance
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

                                                                            ----

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
Crabbe Huson Real Estate Investment Fund
--------------------------------------------------------------------------------

                                                                                                                      Period ended
                                                                              Year ended October 31                    October 31
                                                                      1998        1997        1996        1995           1994(a)
                                                                     --------------------------------------------------------------
                                                                     Class A     Class A     Class A     Class A         Class A
Net asset value --
Beginning of period ($)                                               14.09       11.58         9.69       9.50           10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations($)
Net investment income                                                  0.40        0.38         0.38       0.44            0.37
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                (2.00)       3.02         2.01       0.31           (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      (1.60)       3.40         2.39       0.75           (0.27)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distribution ($)
Distributions from net investment income                               0.36        0.38         0.38       0.44            0.23
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                                       1.69        0.51         0.12       0.12            0.00
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    2.05        0.89         0.50       0.56            0.23
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                    10.44       14.09        11.58       9.69            9.60
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                     (13.39)      30.56        25.39       8.31           (3.25)(b)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)($)                                 17,423      34,259       20,649     18,986          18,280
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(e)                         1.50        1.50(d)      1.50(d)    1.50            1.01(c)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)(e)            3.71        2.93         3.59       4.59            6.30(c)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                           97.00       80.01       120.19      59.53           43.30
-----------------------------------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (e)                            1.92        1.76(d)      1.88(d)    1.89            2.03(c)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e)               3.29        2.66         3.21       4.20            5.28(c)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (e)                            1.50        1.50         1.50         --              --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (e)               3.71        2.93         3.59         --              --
-----------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations -- 4/4/94.

(b) Not annualized.

(c) Annualized.

(d) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.

(e) 1998 expense and net investment income ratio information is net of benefits derived from custody credits which had no impact.

                                                                            ----

--------------------------------------------------------------------------------
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                                                                            ----

Notes

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                                                                            ----

For More Information

--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Company Act file numbers:

Colonial Trust III: 811-00881
o Crabbe Huson Real Estate Investment Fund

--------------------------------------------------------------------------------
[LIBERTY LOGO]    L I B E R T Y
                  COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR
                  Liberty Funds Distributor, Inc. [copyright] 1998
                  One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                  Visit us at www.libertyfunds.com

XX-00/000X-0000 X (1/99)

--------------------------------------------------------------------------------
 CRABBE HUSON OREGON TAX-FREE FUND    Prospectus, March 1, 1999
--------------------------------------------------------------------------------


Advised by Crabbe Huson Group, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


-------------------------------------------
                          MAY LOSE VALUE
 NOT FDIC-INSURED
                         NO BANK GUARANTEE
-------------------------------------------

---------------------------------------------------
T A B L E   OF   C O N T E N T S

THE FUND                                           2
----------------------------------------------------
Investment Goal .................................. 2
Primary Investment Strategies .................... 2
Primary Investment Risks ......................... 2
Performance History .............................. 4
Expenses ......................................... 5

YOUR ACCOUNT                                       6
----------------------------------------------------
How to Buy Shares ................................ 6
Sales Charges .................................... 7
How to Exchange Shares .......................... 10
How to Sell Shares .............................. 10
Distribution and Service Fees ................... 11
Other Information About Your Account ............ 12

MANAGING THE FUND                                 14
----------------------------------------------------
Investment Advisor .............................. 14
Portfolio Managers .............................. 14
Year 2000 Compliance ............................ 14

FINANCIAL HIGHLIGHTS                              15
----------------------------------------------------

--------------------------------------------------------------------------------
                  The Fund    Crabbe Huson Oregon Tax-Free Fund
--------------------------------------------------------------------------------


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many issuers often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.

--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of income exempt from federal and Oregon income taxes as is consistent with prudent investment management and the preservation of capital.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, at least 80% of the Fund's total assets will be invested in municipal bonds, the interest on which is exempt from federal and Oregon income taxes. In addition, at least 65% of its total assets will be invested in municipal bonds issued by the State of Oregon (including its subdivisions, agencies, authorities and instrumentalities). Bonds that are subject to the federal alternative minimum tax are not subject to the 80% or 65% tests. The advisor follows a basic value, contrarian approach in selecting securities for its portfolio. The Fund is a non-diversified mutual fund and it may invest more than 5% of its total assets in the securities of a single issuer.

In selecting municipal bonds for the Fund, the advisor primarily invests in "investment grade" securities rated in the four highest grades by Moody's or Standard & Poor's or unrated securities that the advisor believes to be comparable in quality to investment grade securities.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in the prospectus. These types of securities and investment practices are identified and described in the Fund's Statement of Additional Information (SAI), which you may obtain by contacting Liberty Funds Distributor, Inc. (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or could prevent the Fund from achieving its goal. As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. Therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.


                                                                             ---

THE FUND Crabbe Huson Oregon Tax-Free Fund


Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

The Fund's investments in Oregon municipal bonds carry special risks. Because the Fund invests primarily in these bonds, the value of the Fund's shares will be affected by any economic, political or regulatory developments that affect the ability of Oregon issuers to pay interest or repay principal on their obligations. In particular, certain Oregon municipal bonds rely on property taxes as a source of revenue for the payment of principal and interest. Constitutional and statutory limits on the collection of property taxes could adversely affect the revenues of certain issuers of Oregon municipal bonds.


                                                                             ---

THE FUND Crabbe Huson Oregon Tax-Free Fund


UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included. these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.

The Fund's return is compared to the Lehman Muni Bond and Lehman Muni Bond Index - 7 Year Index and the Lipper States Intermediate Muni Fund Average. Unlike the Fund, the indices do not incur fees or charges. It is not possible to invest in the indices. The Lipper Average is the average return of the funds included in Lipper Inc.'s States Intermediate Muni Funds category.

--------------------------------------------------------------------------------


PERFORMANCE HISTORY

--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's Class A average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. As of December 31, 1998, no Class B or Class C shares had been issued, however they would have had substantially similar returns to those of Class A. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

--------------------------------------------------------------------------------
 Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

[Begin Bar Chart]

1989       7.60%
1990       6.37%
1991       9.85%
1992       7.33%
1993       8.94%
1994      -2.69%
1995      12.15%
1996       2.94%
1997       7.02%
1998       5.40%

Best quarter: First quarter 1995, +4.71%
Worst quarter: First quarter 1994, -3.68%

[End Bar Chart]


--------------------------------------------------------------------------------
 Average Annual Total Returns -- for periods ended December 31, 1998
--------------------------------------------------------------------------------

                                      1 Year             5 Years           10 Years
----------------------------------------------------------------------------------------
 Class A (%)                           0.40               3.83               5.90
----------------------------------------------------------------------------------------
 Lehman Muni Bond Index (%)            6.48               6.22               8.22
----------------------------------------------------------------------------------------
 Lehman Muni
 Bond Index - 7 Year (%)               6.23               5.79               6.96
----------------------------------------------------------------------------------------
 Lipper States Intermediate
 Muni Fund Average (%)                 5.08               4.72               6.23


                                                                             ---

THE FUND Crabbe Huson Oregon Tax-Free Fund


UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions.

[bullet] $10,000 initial investment

[bullet] 5% total return for each year

[bullet] Fund operating expenses remain the same

[bullet] No expense reductions in effect


--------------------------------------------------------------------------------
YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
 Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

                                                            Class A     Class B     Class C

 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)                      4.75        0.00        0.00
----------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%) (as a percentage of the offering price)      1.00(1)     5.00        1.00
----------------------------------------------------------------------------------------------
 Redemption fee(2) (as a percentage of amount                 None        None        None
 redeemed, if applicable)


--------------------------------------------------------------------------------
 Annual Fund Operating Expenses (deducted directly from the Fund)
--------------------------------------------------------------------------------

                                                           Class A      Class B     Class C

 Management fee(3) (%)                                        0.55        0.55        0.55
----------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees (%)                    0.25        1.00        1.00(4)
----------------------------------------------------------------------------------------------
 Other expenses (%)                                           0.33        0.33(5)     0.33(5)
----------------------------------------------------------------------------------------------
 Total annual fund operating expenses(3) (%)                  1.13        1.88        1.88


--------------------------------------------------------------------------------
 Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

 Class                                    1 Year     3 Years     5 Years     10 Years

 Class A                                   $584        $816       $1,065      $1,779
--------------------------------------------------------------------------------------
 Class B: did not sell your shares         $190        $589       $1,014      $2,000

          sold all your shares at
          the end of the period            $690        $889       $1,214      $2,000
--------------------------------------------------------------------------------------
 Class C: did not sell your shares         $190        $589       $1,014      $2,196

          sold all your shares at
          the end of the period            $290        $589       $1,014      $2,196


(1) This charge applies only to purchases of $1 million to $5 million if shares, obtained through these purchases, are redeemed within 18 months after purchase.
(2) There is a $7.50 charge for wiring sale proceeds to your bank.
(3) Expenses shown are restated to reflect current fees and expenses. The
    Fund's advisor voluntarily waived a portion of its advisory fee. As a result, the management fee would have been 0.40% for each share class and total annual operating expenses would have been 0.98% for Class A, 1.73% for Class B and 1.43% for Class C.
(4) Liberty Funds Distributor, Inc. has voluntarily agreed to waive a portion of the 12b-1 fee so that it does not exceed 0.70%.
(5) Estimated based on Class A expenses.


                                                                             ---

--------------------------------------------------------------------------------
                                  Your Account
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS(1)

Initial Investment...................... $1,000
Subsequent Investments..................    $50
Automatic Purchase Plans................    $50
Retirement Plans........................    $25

-----------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


--------------------------------------------------------------------------------
 Outlined below are various ways you can purchase shares:
--------------------------------------------------------------------------------

 Method               Instructions

 Through your         Your financial advisor can help you establish your account and buy Fund
 financial advisor    shares on your behalf.

----------------------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made payable
 (new account)        to the Fund to the transfer agent, Liberty Funds Services, Inc., P.O. Box
                      1722, Boston, MA 02105-1722.
----------------------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional investment stub
 (existing account)   included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
----------------------------------------------------------------------------------------------------
 By exchange          You may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
----------------------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
----------------------------------------------------------------------------------------------------
 By electronic funds  You may purchase shares by electronically transferring money from your
 transfer (EFT)       bank account to your fund account by calling 1-800-422-3737. Your money may take up to two business days to be invested. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
----------------------------------------------------------------------------------------------------
 Automatic            You may make monthly or quarterly investments automatically from your
 investment plan      bank account to your fund account. You can select a pre-authorized amount to be sent via EFT.  Be sure to complete the appropriate section of the application for this feature.
----------------------------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund into the
 diversification      same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.


(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                             ---

Your Account


CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

--------------------------------------------------------------------------------


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances these sales charges are waived, as described below and in the SAI.

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below. The table below also shows the commission paid to the financial advisor firm on sales of Class A shares.

--------------------------------------------------------------------------------
 The Fund
--------------------------------------------------------------------------------

                                                                          % of
                                                                        offering
                                            As a % of                     price
                                           the Public      As a %       retained by
                                            Offering       of your       financial
Amount of Purchase                         Price (POP)    investment    advisor firm

Less than $50,000                             4.75           4.99           4.25
--------------------------------------------------------------------------------------
$ 50,000 to less than $100,000                4.50           4.71           4.00
--------------------------------------------------------------------------------------
$100,000 to less than $250,000                3.50           3.63           3.00
--------------------------------------------------------------------------------------
$250,000 to less than $500,000                2.50           2.56           2.00
--------------------------------------------------------------------------------------
$500,000 to less than $1,000,000              2.00           2.04           1.75
--------------------------------------------------------------------------------------
$1,000,000 or more(1)                         0.00           0.00           0.00


(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.


                                                                             ---

Your Account


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

--------------------------------------------------------------------------------


For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

--------------------------------------------------------------------------------
 Purchases Over $1 Million
--------------------------------------------------------------------------------

 Amount Purchased                                     Commission %

 First $3 million                                         1.00
--------------------------------------------------------------------------------
 Next $2 million                                          0.50
--------------------------------------------------------------------------------
 Over $5 million                                          0.25(1)

(1) Paid over twelve months but only to the extent the shares remain outstanding.


Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a Fund share excluding any sales charges. See the SAI for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 4.00% on sales of Class B shares.


                                                                             ---

Your Account


--------------------------------------------------------------------------------
 The Fund
--------------------------------------------------------------------------------

                                                        % deducted when
 Holding period after purchase                          shares are sold

 Through first year                                           5.00
--------------------------------------------------------------------------------
 Through second year                                          4.00
--------------------------------------------------------------------------------
 Through third year                                           3.00
--------------------------------------------------------------------------------
 Through fourth year                                          3.00
--------------------------------------------------------------------------------
 Through fifth year                                           2.00
--------------------------------------------------------------------------------
 Through sixth year                                           1.00
--------------------------------------------------------------------------------
 Longer than six years                                        0.00


Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.


--------------------------------------------------------------------------------
 The Fund
--------------------------------------------------------------------------------

 Years after purchase                      % deducted when shares are sold

 Through first year                                     1.00
-------------------------------------------------------------------------------
 Longer than one year                                   0.00


                                                                             ---

Your Account


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by LFD at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, (ii) the proper signatures and signature guarantees, (iii) you have included any certificates for shares to be sold and (iv) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners. Retirement Plan accounts have special requirements, please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.


                                                                             ---

Your Account


--------------------------------------------------------------------------------
 Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------


 Method               Instructions

 Through your         You may call your financial advisor to place your sell order. To receive the
 financial advisor    current trading day's price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------------------------------
 By exchange          You or you financial advisor may sell shares by exchanging from the existing
                      Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.
--------------------------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call 1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be wired to your bank.
                      You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be electronically
 funds transfer       transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.
                      Be sure to complete the appropriate section of the account application for this feature.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. LFD has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually. LFD's waiver may be terminated at any time without shareholder approval. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)



(1) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.


                                                                             ---

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily price of many shares classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to LFD.


                                                                             ---

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------


Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
 Types of Distributions
--------------------------------------------------------------------------------

 Dividend/ordinary income  Represents interest and dividends earned from securities held by the Fund.
--------------------------------------------------------------------------------
 Capital gains             Represents capital gains on sales of securities.

Distribution Options The Fund declares dividend distributions daily and distributes them monthly. Any capital gains distributions are distributed annually. You can choose one of the following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

--------------------------------------------------------------------------------
 Distribution Options
--------------------------------------------------------------------------------

 Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
 Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options)(2)

[bullet] send the check to your address of record
[bullet] send the check to a third party address
[bullet] transfer the money to your bank via electronic funds transfer (EFT)


Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, generally all Fund distributions are subject to taxation.

For federal income tax purposes, distributions of investment income are taxable as ordinary income, except that those designated by the Fund as "exempt interest dividends" are not generally subject to federal income tax. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax both for individuals and corporate shareholders.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal income tax.


(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


                                                                             ---

--------------------------------------------------------------------------------
                               Managing the Fund
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of December 31, 1998, Crabbe Huson managed over $3 billion in assets.

For the 1998 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.50% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Garth R. Nisbet has been employed by Crabbe Huson since April, 1995. Between February, 1993 and March, 1995, Mr. Nisbet worked for Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio.

Paul C. Rocheleau has been employed by Crabbe Huson since December, 1992.

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.


                                                                             ---

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report along with the Fund's financial statements are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
 The Fund
--------------------------------------------------------------------------------

                                                                                    Year ended October 31

                                                                1998          1997          1996            1995           1994

                                                               Class A       Class A       Class A         Class A        Class A
                                                               -------       -------       -------         -------        -------
Net asset value --
Beginning of period ($)                                         12.78         12.50          12.62          11.99          12.80
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($)

Net investment income                                            0.28          0.54           0.54           0.55           0.54
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.27          0.28          (0.12)          0.70          (0.80)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.55          0.82           0.42           1.25          (0.26)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions ($)

Distributions from net investment income                         0.27          0.47           0.54           0.55           0.54
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                                 0.03          0.07           0.00           0.07           0.01
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              0.30          0.54           0.54           0.62           0.55
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                              13.03         12.78          12.50          12.62          11.99
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                 6.39          6.67           3.43          10.66          (2.06)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (000's)($)                           25,591        26,487         26,135         28,070         29,046
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (a)                  0.98          0.98           0.98           0.98           0.98
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets % (e)       4.12          4.25           4.33           4.45           4.37
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                     44.00         17.19          15.64          22.91          20.58
-----------------------------------------------------------------------------------------------------------------------------------
Ratios if Fees Had Not Been Waived and/or Reimbursed (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (a)                      0.98          1.10           1.04           1.08           1.08
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (a)         4.12          4.13           4.27           4.35           4.26
-----------------------------------------------------------------------------------------------------------------------------------
Ratios Net of Fees Paid Indirectly (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios of expenses to average net assets (a)                     0.98          0.98           0.98             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (a)         4.12          4.25           4.33             --             --
-----------------------------------------------------------------------------------------------------------------------------------

(a) 1998 expense and net investment income ratio information is net of benefits derived from custody credits which had no impact.

                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC  20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Company Act file numbers:

Colonial Trust III: 811-00881

[bullet] Crabbe Huson Oregon Tax-Free Fund




--------------------------------------------------------------------------------
[LIBERTY LOGO]    L I B E R T Y
                  COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR
                  Liberty Funds Distributor, Inc. [copyright] 1999
                  One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                  Visit us at www.libertyfunds.com

CO-01/649G-0299 (3/99)

                                                                             ---
                                                                              16

                           CRABBE HUSON SMALL CAP FUND
                          THE CRABBE HUSON SPECIAL FUND
                    CRABBE HUSON REAL ESTATE INVESTMENT FUND
                            CRABBE HUSON EQUITY FUND
                    CRABBE HUSON MANAGED INCOME & EQUITY FUND
                        CRABBE HUSON OREGON TAX-FREE FUND
                       CRABBE HUSON CONTRARIAN INCOME FUND
                            (collectively, the Funds)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 1999

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of the Funds. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectuses of the Funds dated March 1, 1999 and the Funds' most recent Annual Report dated October 31, 1998. This SAI should be read together with the Prospectuses. Investors may obtain a free copy of a Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The financial statements and Independent Auditors' Report appearing in the Funds' October 31, 1998 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

         Part 1                                                         Page
         Definitions                                                     b
         Organization and History                                        b
         Investment Objective and Policies                               b
         Fundamental Investment Policies                                 c
         Other Investment Policies                                       c
         Tax Considerations of the Oregon Tax-Free Fund                  c
         Portfolio Turnover                                              d
         Fund Charges and Expenses                                       d
         Investment Performance                                          m
         Custodian                                                       n
         Independent Auditors                                            n

         Part 2

         Miscellaneous Investment Practices                              1
         Taxes                                                           11
         Management of the Funds                                         13
         Determination of Net Asset Value                                18
         How to Buy Shares                                               18
         Special Purchase Programs/Investor Services                     19
         Programs for Reducing or Eliminating Sales Charges              20
         How to Sell Shares                                              21
         Distributions                                                   23
         How to Exchange Shares                                          23
         Suspension of Redemptions                                       24
         Shareholder Liability                                           24
         Shareholder Meetings                                            24
         Performance Measures                                            24
         Appendix I                                                      26
         Appendix II                                                     31

CH-16/786G-0299 (3/99)

                                     Part 1

                           CRABBE HUSON SMALL CAP FUND
                          THE CRABBE HUSON SPECIAL FUND
                    CRABBE HUSON REAL ESTATE INVESTMENT FUND
                            CRABBE HUSON EQUITY FUND
                    CRABBE HUSON MANAGED INCOME & EQUITY FUND
                        CRABBE HUSON OREGON TAX-FREE FUND
                       CRABBE HUSON CONTRARIAN INCOME FUND

                       Statement of Additional Information
                                  March 1, 1999

DEFINITIONS

    "Trust"                     Colonial Trust III
    "Small Cap Fund"            Crabbe Huson Small Cap Fund
    "Special Fund"              The Crabbe Huson Special Fund
    "Real Estate Fund"          Crabbe Huson Real Estate Investment Fund
    "Equity Fund"               Crabbe Huson Equity Fund
    "Managed Fund"              Crabbe Huson Managed Income & Equity Fund
    "Oregon Tax-Free Fund"      Crabbe Huson Oregon Tax-Free Fund
    "Income Fund"               Crabbe Huson Contrarian Income Fund
    "Advisor"                   Crabbe Huson Group, Inc., the Funds' investment advisor
    "Administrator"             Colonial Management Associates, Inc., the Funds' administrator
    "LFD"                       Liberty Funds Distributor, Inc., the Funds' distributor
    "LFSI"                      Liberty Funds Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. Each Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

Each Fund, other than the Special Fund, is the successor to the corresponding series of the former Crabbe Huson Funds, a Delaware business trust organized in 1995. The Special Fund is a successor series to an Oregon corporation organized in 1987. On September 30, 1998, the shareholders of each Fund's predecessor series, other than the Special Fund's predecessor whose shareholders met on December 21, 1998, approved an Agreement and Plan of Reorganization pursuant to which such predecessor series was reorganized as a separate series of the Trust. At the closing of each reorganization, shareholders of the corresponding predecessor series received Class A shares for their shares or those designated as "Primary Class", or Class I shares for those designated as "Institutional Class," of the successor series equal in net asset value to the shares of the predecessor series they held. See Part 2 of this SAI for more information.

INVESTMENT OBJECTIVE AND POLICIES

The Funds' Prospectuses describe their investment objectives and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Funds:

    Foreign Securities                             Money Market Instruments
    Repurchase Agreements                          Securities Loans
    Participation Interests                        Forward Commitments
    Futures Contracts and Related Options          Options on Securities
    Small Companies                                Rule 144A Securities
    Lower Rated Debt Securities                    Foreign Currency Transactions


                                       b

Except as indicated under "Fundamental Investment Policies," the Funds' investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

Effective October 19, 1998, Crabbe Huson Income Fund's name was changed to Crabbe Huson Contrarian Income Fund and Crabbe Huson Asset Allocation Fund's name was changed to Crabbe Huson Managed Income and Equity Fund.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may:

1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that a Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; provided that the Real Estate Fund may invest in securities that are secured by real estate or interests therein and may purchase and sell mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;

4. Underwrite securities issued by others only when disposing of portfolio securities;

5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements; and

6. Not concentrate more than 25% (not applicable to the Real Estate Fund) of its total assets in any one industry or with respect to 75% of the Fund's assets (not applicable to the Oregon Tax-Free Fund), purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer.

Notwithstanding the investment policies and restrictions of the Funds, each Fund may invest all or a portion of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as such Fund.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:

1. Have a short sales position (except for the Special Fund), unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities; and

2.   Invest more than 15% of its net assets in illiquid securities.

TAX CONSIDERATIONS OF THE OREGON TAX-FREE FUND

If the Oregon Tax-Free Fund does not qualify as a regulated investment company under the Internal Revenue Code (Code), it will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments made to shareholders and will be unable to pay "exempt interest dividends," as discussed in the Prospectus.

From time to time, proposals have been introduced before Congress and the Internal Revenue Service for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, including private activity bonds. It is likely that similar proposals will be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio could be adversely affected. In such event, the Fund would re-evaluate its investment objectives and policies and consider recommending to its shareholders changes in the structure of the Fund.

Section 147 of the Code prohibits exemption from taxation of interest on certain governmental obligations paid to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. "Substantial user" is generally defined to include a "nonexempt person" who is entitled to use more than 5% of a facility financed from the proceeds of industrial development bonds.

                                       c

No investigation as to the substantial users of the facilities financed by bonds in the Fund's portfolio will be made by the Fund. Potential investors who may be, or may be related to, substantial users of such facilities should consult their tax advisors before purchasing shares of the Fund.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The Fund provides each shareholder with an annual statement of the federal income tax status of all distributions, including a statement of percentage of the prior year's distributions designated by the Fund to be treated as tax-exempt interest or long-term capital gain. The dollar amounts of tax-exempt and taxable dividends and distributions paid by the Fund that are reported annually to shareholders will vary for each shareholder, depending upon the size and duration of the shareholder's investment in the Fund. To the extent that the Fund derives investment income from taxable interest, it intends to designate as the actual taxable income the same percentage of each day's dividend as the actual taxable income bears to the total investment income earned on that day. The percentage of the dividend designated as taxable (if any), therefore, may vary from day to day.

Individuals, trusts, and estates who or which are residents of the state of Oregon will not be subject to the Oregon personal income tax on distributions from the Fund representing tax-exempt interest paid on municipal securities issued by the State of Oregon and its political subdivisions. Distributions to Oregon residents representing earnings of the Fund from sources other than such tax-exempt interest will be subject to the Oregon personal income tax. In addition, the Fund anticipates that all distributions from the Fund, from any source, to corporations subject to the Oregon corporation excise tax will be subject to that tax. For purposes of the Oregon personal income tax and the Oregon corporate excise tax, income from Fund distributions of interest paid on municipal securities issued by a state, other than Oregon, and its political subdivisions will be reduced by interest on indebtedness incurred to carry such securities and expenses incurred to produce such income.

The Oregon Corporate Excise Tax Act generally taxes corporations on income received from municipal securities, including those issued by the state of Oregon and its political subdivisions. Since this Fund is a trust, it would generally be subject to such a tax. However, Oregon Revised Statutes Section 317.309(2) provides that a registered investment company may deduct from its income an amount equal to the exempt interest dividends paid to its shareholders. The Fund expects to distribute substantially all of its interest income as dividends to its shareholders and, therefore, does not expect to be liable for Oregon Corporate Excise tax.

Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying "exempt interest dividends," such as the Fund, is not deductible by the investor. Under rules used by the Internal Revenue Service, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. In addition, under Sections 265 and 291 of the Code, certain financial institutions acquiring shares may be subject to a reduction in the amount of interest expense that would otherwise be allowable as a deduction for federal income tax purposes.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." High portfolio turnover may cause a Fund to realize capital gains which, if realized and distributed by a Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commission and other transaction costs, which will be borne directly by a Fund.

FUND CHARGES AND EXPENSES

Under the Funds' management agreements, each Fund pays the Advisor a fee for its services that accrues daily and is payable monthly. Fees are based on a percentage of the average daily net assets of each Fund, as set forth below (subject to reductions that the Advisor may agree to periodically):

                                   Small Cap Fund
                                    Special Fund
                                  Real Estate Fund
                                     Equity Fund
                                    Managed Fund          Income Fund         Oregon Tax-Free Fund
Net Asset Value                     Annual Rate           Annual Rate              Annual Rate
---------------                     -----------           -----------              -----------
First $100 million                       1.05%              0.80%                    0.55%
Next $400 million                        0.90%              0.65%                    0.50%
Amounts over $500 million                0.65%              0.55%                    0.45%

                                       d

The Funds each pay the Administrator a monthly pricing and bookkeeping fee of $2,250 per Fund plus the following percentages of each Fund's average daily net assets over $50 million (subject to reductions that the Administrator may agree to periodically):

                        0.035% on the next $950 million
                        0.025% on the next $1 billion
                        0.015% on the next $1 billion
                        0.001% on the excess over $3 billion

Under each Fund's transfer agency and shareholder servicing agreement, the Special, Small Cap, Real Estate, Equity and Managed Funds each pay LFSI a monthly fee at the annual rate of 0.236% of the average daily net assets attributable to such Fund's Class A, B and C shares, plus certain out-of-pocket expenses, the Income Fund pays a monthly fee at the annual rate of 0.17% of the average daily net assets attributable to such Fund's Class A, B and C shares, plus certain out-of-pocket expenses and the Oregon Tax-Free Fund pays a monthly fee at the annual rate of 0.13% of the average daily net assets attributable to each class of shares, plus certain out-of-pocket expenses. Each Fund which offers Class I shares pays LFSI a monthly fee at the annual rate of 0.0025% of the average daily net assets attributable to such Fund's Class I shares, plus certain out-of-pocket expenses.

The following information relates to expenses of each Fund's predecessor under agreements in effect generally prior to October 19, 1998, and under the Funds' current arrangements with the Advisor, Administrator, LFSI and LFD through October 31, 1998. (dollars in thousands)

Special Fund

                                                           Year ended October 31
                                                    1998            1997             1996
                                                    ----            ----             ----
Management fee                                     $2,241          $3,610           $5,876
Fees waived by the Advisor/Administrator             (834)           (315)             N/A
Bookkeeping fee                                        40             N/A              N/A
Administration fee                                    114             174              298
Shareholder servicing and transfer agent fee          593             729            1,114
12b-1 fees - Class A                                  608             637            1,532

Small Cap Fund

                                                          Year ended October 31(b)
                                                    1998            1997             1996
                                                    ----            ----             ----
Management fee                                     $1,160           $628             $66
Fees waived by the Advisor/Administrator             (269)          (124)            (55)
Bookkeeping fee                                        14            N/A             N/A
Administration fee                                     64             28               2
Shareholder servicing and transfer                                                    21
  agent fee - Class A                                  63             47
Shareholder servicing and transfer                                                     1
  agent fee - Class I                                  28             14
12b-1 fees - Class A                                   77             61              16

Real Estate Fund

                                                          Year ended October 31
                                                    1998            1997             1996
                                                    ----            ----             ----
Management fee                                      $267            $312             $165
Fees waived by the Advisor/Administrator            (114)            (82)             (63)
Bookkeeping fee                                        5             N/A              N/A
Administration fee                                    11              13                6
Shareholder servicing and transfer agent fee          50              35               29
12b-1 fees - Class A                                  69              78               41

The Real Estate Fund entered into a subadvisory agreement with Aldrich Eastman Waltch, L.P. and the Advisor on September 6, 1995. The Advisor paid to Adlrich Eastman Waltch, L.P. a portion of its fee. In the years ending October 31, 1996 and 1997, the Advisor paid advisory fees of $62,591 and $121,986, respectively, to Aldrich Eastman Waltch, L.P. This Subadvisory Agreement has been terminated.


                                       e

Equity Fund

                                                            Year ended October 31
                                                    1998            1997             1996
                                                    ----            ----             ----
Management fee                                     $3,301          $3,617           $4,035
Fees waived by the Advisor/Administrator             (136)            (78)              (2)
Bookkeeping fee                                        41             N/A              N/A
Administration fee                                    172             178              168
Shareholder servicing and transfer
  agent fee - Class A                                 357             349              400
Shareholder servicing and transfer
  agent fee - Class I                                  19              12                1
12b-1 fees - Class A                                  849             965            1,142

Managed Fund

                                                            Year ended October 31
                                                    1998             1997            1996
                                                    ----             ----            ----
Management fee                                     $1,185           $1,180          $1,355
Fees waived by the Advisor/Administrator             (224)            (162)             (a)
Bookkeeping fee                                        16              N/A             N/A
Administration fee                                     61               57              53
Shareholder servicing and transfer
  agent fee - Class A                                  81               88             114
Shareholder servicing and transfer
  agent fee - Class A                                  21               14              (a)
12b-1 fees                                            176              265             354

Oregon Tax-Free Fund

                                                            Year ended October 31
                                                    1998            1997              1996
                                                    ----            ----              ----
Management fee                                      $132            $131              $139
Fees waived by the Advisor/Administrator              (2)            (31)              (15)
Bookkeeping fee                                                      N/A               N/A
Administration fee                                    11              11                11
Shareholder servicing and transfer agent fee          31              34                30
12b-1 fees                                            45              44                60

Income Fund

                                                             Year ended October 31
                                                    1998             1997              1996
                                                    ----             ----              ----
Management fee                                       $41              $28              $45
Fees waived by the Advisor/Administrator             (86)             (28)             (45)
Bookkeeping fee                                        3              N/A              N/A
Administration fee                                     2                2                2
Shareholder servicing and transfer
  agent fee - Class A                                 22               24               25
Shareholder servicing and transfer
  agent fee - Class A                                 (a)             N/A              N/A
12b-1 fees                                             13               7               15

(a) Rounds to less than $1.

(b) The Small Cap Fund commenced investment operations on February 20, 1996.

Additionally, the Advisor received a fee for certain shareholder liaison services it provided to the Funds, including responding to shareholder inquiries, providing information on shareholder investments and performing certain clerical tasks. In each of the last three years, for such services, the Advisor has been paid by the Funds an aggregate of $100,000 per year. The Funds paid their pro rata share of such fee based upon their net asset value.

                                       f

Brokerage Commissions

In addition to placing the Funds' brokerage business with firms that provide research and market and statistical services to the Advisor, the Funds' brokerage business may also be placed with firms that agree to pay a portion of certain Fund expenses, consistent with achieving the best price and execution. On November 29, 1995, the Special, Equity, Managed and Real Estate Funds entered into an arrangement with State Street Brokerage Services, Inc. ("SSBSI"), in which these Funds will receive credits to offset transfer agency, administration and accounting fees by using SSBSI to execute their portfolio transactions. For the fiscal year ending October 31, 1998, the Equity Fund and Managed Fund received total credits of $31,664.

For the fiscal year ended October 31, 1996, the Special Fund paid $1,973,393, the Small Cap Fund paid $49,126, the Equity Fund paid $1,891,778, the Managed Fund paid $356,194 and the Real Estate Fund paid $101,225 in brokerage commissions. The Oregon Tax-Free Fund and the Income Fund did not pay any brokerage commissions in the fiscal year ended October 31, 1996. Of the commissions paid in the fiscal year ended October 31, 1996, the Special Fund paid $653,329, the Equity Fund paid $1,325,587, the Managed Fund paid $252,090, the Small Cap Fund paid $12,592 and the Real Estate Fund paid $83,773 in commissions as a result of research provided by the brokers.

For the fiscal year ended October 31, 1997, the Special Fund paid $1,277,614, the Small Cap Fund paid $275,266, the Equity Fund paid $1,968,522, the Managed Fund paid $366,934 and the Real Estate Fund paid $115,913 in brokerage commissions. The Oregon Tax-Free Fund and the Income Fund did not pay any brokerage commissions in the fiscal year ended October 31, 1997. Of the commissions paid in the fiscal year ended October 31, 1997, the Special Fund paid $658,128, the Small Cap Fund paid $1,503,609, the Equity Fund paid $275,112, the Managed Fund paid $170,543 and the Real Estate Investment Fund paid $113,258 in commissions to brokers that provided both research and execution services or third party research products.

For the fiscal year ended October 31, 1998, the Special Fund paid $486,983, the Small Cap Fund paid $3,308,657, the Equity Fund paid $2,293,918, the Managed Fund paid $447,992 and the Real Estate Fund paid $104,957 in brokerage commissions. Neither the Oregon Fund nor the Income Fund paid brokerage commissions during the period. Of the commissions paid during the fiscal year ended October 31, 1998, the Equity Fund paid $51,138 and the Managed Fund paid $3,906 in commissions to brokers that provided both research and execution services or third party research products.

Directors, Trustees and Fees

The following Trustees, Directors and officers of the Funds, who generally served until October 19, 1998 (December 22, 1998 for the Special Fund), are listed below, together with information about their principal business occupations during the last five years. Information about the Trust's current Trustees and officers appears in Part 2 of this SAI.

RICHARD S. HUSON,* 58, was a Trustee or Director and President of each of the Funds. Mr. Huson is a chartered financial analyst. Mr. Huson was a Director and Secretary of the Advisor. Mr. Huson has, since 1980, served in various positions with the Advisor including roles such as Vice President/Secretary and portfolio manager. His business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204.

JAMES E. CRABBE,* 52, was a Trustee or Director and Vice President of each of the Funds. He is a Director and President of the Advisor. Mr. Crabbe has, since 1980, served in various positions with the Advisor, and is currently its President, Chief Investment Officer and a portfolio manager. His business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204.

GARY L. CAPPS, 61, was a Trustee or Director of each of the Funds. Mr. Capps was the owner and Chief Executive Officer of ten radio stations in Oregon, Idaho and Washington from 1964 until 1986. He has been a director of Bank of the Cascades in Bend, Oregon since 1980, and has served as Chairman since 1983. His business address is 63085 N. Hwy 97, Bend, Oregon 97701.

CHERYL BURGERMEISTER,* 46, was Treasurer of the Funds. Ms. Burgermeister has been employed by the Advisor for the past nine years, and has been the Chief Financial Officer of the Advisor since 1989. Ms. Burgermeister's business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. Ms. Burgermeister is Treasurer of Crabbe Huson Securities, Inc. (CHSI).

LOUIS SCHERZER, 77, was a Trustee or Director of each of the Funds. Mr. Scherzer is an officer of Scherzer Partners, Inc., a real estate development and management firm located at 5440 S.W. Westgate Drive, Suite 222, Portland, Oregon 97221. Mr. Scherzer has been an independent real estate developer and manager for more than 10 years.

                                       g

BOB L. SMITH, 60, was a Trustee or Director of each of the Funds. Mr. Smith has been President of VIP's Industries since 1968, and has been a Director of Western Security Bank since 1980, a Director of KeyCorp since 1988 and a Director of Blue Cross/Blue Shield of Oregon since 1984. His business address is 280 Liberty Street S.E., Salem, Oregon 97301.

CRAIG P. STUVLAND,* 42, was a Trustee or Director and Secretary of each of the Funds. Mr. Stuvland has been employed by the Advisor since June, 1987 where he is currently an Executive Vice President and a Director. Mr. Stuvland's business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. Mr. Stuvland is President and a Director of CHSI.

RICHARD P. WOLLENBERG, 82, was a Trustee or Director of each of the Funds. Mr. Wollenberg has been Chairman and Chief Executive Officer of Longview Fibre Company since 1978, and a Trustee of Reed College since 1962. His business address is Longview Fibre Company, P.O. Box 606, Longview, Washington 98632.

WILLIAM WENDELL WYATT, JR., 47, was a Trustee or Director of each of the Funds. Mr. Wyatt has been Chief of Staff, Office of the Governor, State of Oregon, since April, 1995. From 1987 to 1995, he was President of the Oregon Business Council. His business address is 254 State Capitol, Salem, Oregon 97310-0370.

*The persons indicated were "interested persons" of the Fund, as defined in the Investment Company Act of 1940 (the "1940 Act") as amended. They received no trustees' or directors' fees or salaries from any of the Funds.

The following table sets forth compensation received by the former disinterested directors of the Funds during the fiscal year ended October 31, 1998. No officer of any of the Funds received compensation in excess of $60,000 from an individual Fund.

                                                                               Total Compensation From
                                           Aggregate Compensation              Fund Complex Paid To Each
Name of Person, Position                   From Fund, Per Director                Trustee/Director (c)
------------------------                   -----------------------             -------------------------
Capps, Smith, Scherzer,
Wollenberg, Wyatt, Directors

Special Fund                                        $4,776                              $17,456
Real Estate Fund                                       493
Equity Fund                                          6,748
Managed Fund                                         2,158
Oregon Tax-Free Fund                                   463
Income Fund                                             77
U.S. Government Income Fund                             73
U.S. Government Money Market Fund                      504
Small Cap Fund (d)                                   2,164

(c) Prior to October 19, 1998, there were nine Funds in the Fund Complex, including Crabbe Huson U.S. Government Income Fund and Crabbe Huson U.S. Government Money Market Fund, each of which were merged into existing series of Colonial Trust II on October 19, 1998.

The Funds also reimbursed trustees'/directors' expenses for attending shareholder and director meetings for directors who are not officers, directors, or employees of the Advisor or CHSI.

                                       h

The following individuals serve as Trustees for the Funds. Compensation amounts reflect only the period from October 19 through October 31, 1998 (d):

                                                           Aggregate Compensation From Fund:
Trustee                           Real Estate       Equity         Managed       Oregon Tax-Free      Income      Small Cap
-------                           -----------       ------         -------       ---------------      ------      ---------
Robert J. Birnbaum (e)                $11             $23            $16               $12             $11           $14
Tom Bleasdale (e)                      11              23             16                12              11            14
John E. Carberry (f)(g)               -0-             -0-            -0-               -0-             -0-           -0-
Lora S. Collins (e)                    11              23             16                12              11            14
James E. Grinnell (e)                  11              23             16                12              11            14
Richard W. Lowry (e)                   11              23             16                12              11            14
Salvatore Macera (h)                  -0-             -0-            -0-               -0-             -0-           -0-
William E. Mayer (e)                   11              23             16                12              11            14
James L. Moody, Jr. (e)                11              23             16                12              11            14
John J. Neuhauser (e)                  11              23             16                12              11            14
Thomas E. Stitzel (h)                 -0-             -0-            -0-               -0-             -0-           -0-
Robert L. Sullivan (e)                 13              25             17                13              12            16
Anne-Lee Verville (e)(f)              -0-             -0-            -0-               -0-             -0-           -0-

                                           Total Compensation From The Fund
                                         Complex Paid To The Trustees For The
Trustee                               Calendar Year Ended December 31, 1998 (i)
-------                               -----------------------------------------
Robert J. Birnbaum                                     $ 99,429
Tom Bleasdale                                           115,000(j)
John E. Carberry                                            -0-
Lora S. Collins                                          97,429
James E. Grinnell                                       103,071
Richard W. Lowry                                         98,214
Salvatore Macera                                         25,250
William E. Mayer                                         99,286
James L. Moody, Jr.                                     105,857(k)
John J. Neuhauser                                       105,323
Thomas E. Stitzel                                        25,250
Robert L. Sullivan                                      104,100
Anne-Lee Verville                                        23,445(l)

(d) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(e)  Elected by the shareholders of LVIT on October 30, 1998.
(f) Elected by the Trustees of the closed-end Colonial Funds on June 18, 1998 and by the shareholders of the open-end Colonial Funds on October 30, 1998.
(g) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Financial).
(h) Elected by the shareholders of the open-end Colonial Funds on October 30, 1998, and by the trustees of the closed-end Colonial Funds on December 17, 1998.
(i) On December 31, 1998, the complex consisted of 47 open-end management investment portfolios in the Colonial Funds and 9 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).
(j)  Includes $52,000 payable in later years as deferred compensation.
(k) Total compensation of $105,857 for the calendar year ended December 31, 1998 will be payable in later years as deferred compensation.
(l) Total compensation of $23,445 for the calendar year ended December 31, 1998 will be payable in later years as deferred compensation.

For the fiscal year ended December 31, 1998, the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty All-Star Funds): (d)

                                              Total Compensation From
                                      Liberty All-Star Funds For The Calendar
Trustee                                   Year Ended December 31, 1998 (m)
-------                                   --------------------------------
Robert J. Birnbaum                                    $25,000
John E. Carberry (n)                                      N/A
James E. Grinnell                                      25,000
Richard W. Lowry                                       25,000
William E. Mayer (o)                                   14,000
John J. Neuhauser (p)                                  25,000

(m) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is a indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).
(n)  Elected by the trustees of the Liberty All-Star Funds on June 30, 1998.
(o) Elected by the shareholders of the Liberty All-Star Equity Fund on April 22, 1998 and by the trustees of the Liberty All-Star Growth Fund, Inc. on December 17, 1998.
(p)  Elected by the shareholders of the Liberty All-Star Funds on April 22,
     1998.

Ownership of the Funds

The following information is as of January 31, 1999 and references the ownership of 5% or more of the indicated class of shares of the Funds:

Special Fund, Class A:
----------------------
Charles Schwab & Co., Inc., Special Custody A/C for the Benefit of its Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 -- 2,579,401 shares (25.46%)

Small Cap Fund, Class A:
------------------------
Charles Schwab & Co., Inc., Special Custody A/C for the Benefit of its Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 -- 275,805 shares (20.75%)

Small Cap Fund, Class I:
------------------------
Fleet National Bank Trustee, Eastern Maine Medical Pension Plan Dated 7-30-97,
Attn: 0003745930, P.O. Box 92800, Rochester, NY 14692-8900 - 370,948 shares
(5.56%)

AAAA Retirement Fund for Member Agencies, Wendy E. Jones, Trustee, Donald S. Lewis, Trustee, 201 McCullough Drive, Suite 100, Charlotte, NC 28262-4345 - 1,317,431 shares (19.74%)

M&I Trust Co. Trustee, Neese/Crabbe Huson, 1000 N. Water Street, 14th Floor, Milwaukee, WI 53202-6648 - 606,514 shares (9.09%)

Union Colony Bank, Trustee, Weld County Pension Trust, P.O. Box 1647, Greeley, CO 80632-1647 - 552,353 shares (8.27%)

Owensboro Mercy Health System, Inc., A/C# 3402814000, Greg Carlson & William O. Price Trustees, P.O. Box 160, Westerville, OH 43086-0160 - 502,625 shares (7.53%)

Union Bank of California Custodian, FBO AGC-IUOE Local 701 DP, A/C# 610001275-07, P.O. Box 120109, San Diego, CA 92112-0109 - 1,164,846 shares
(17.45%)

Real Estate Fund, Class A:
--------------------------
Enele & Co., Dividend Reinvest, 1211 S.W. 5th Ave, Suite 1900, Portland OR, 97204-3719 - 338,890 shares (23.24%)

Charles Schwab & Co., Inc., Special Custody A/C for the Benefit of its Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 -- 466,217 shares (31.98%)

Real Estate Fund, Class C:
--------------------------
Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111-2621 - 95 shares (100.00%)

                                       j

Real Estate Fund, Class Z:
--------------------------
Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111-2621 - 96 shares (86.90%)

Colonial Counselor Select Income Portfolio, C/O Christie McCullough, 245 Summer Street, Boston, MA 02111 - 14.437 shares (13.10%)

Equity Fund, Class A:
---------------------
Boston Safe Deposit & Trust Co., Agent for Dreyfus Trust Co., James Peluso, Trustee, 1 Cabot Road, Medford, MA 02155-5141 - 1,439,546 shares (13.53%)

Equity Fund, Class B:
---------------------
Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111-2621 - 61 shares (100.00%)

Equity Fund, Class C:
---------------------
Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111-2621 - 61 shares (100.00%)

Equity Fund, Class I:
---------------------
J. Donald Dixon, 9730 E. Gamble Lane, Scottsdale, AZ 85262-3610 - 75,553 shares (5.52%)

Northern Trust Company as Trustee FBO Brazos Electric Power Pension Plan, P.O. Box 92956, Chicago, IL 60675-2956 - 183,180 shares (13.39%)

Rainer Trust Company, 1201 3rd Avenue, Suite 2010, Seattle, WA 98101-3026 - 874,410 shares (63.89%)

Enele & Co., Dividend Reinvest, 1211 S.W. 5th Ave, Suite 1900, Portland, OR 97204-3719 - 154,465 shares (11.28%)

Managed Fund, Class A:
----------------------
Charles Schwab & Co., Inc., Special Custody A/C for the Benefit of its Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 - 275,246 shares (5.90%)

Managed Fund, Class B:
----------------------
Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111-2621 - 78 shares (100.00%)

Managed Fund, Class C:
----------------------
Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111-2621 - 78 shares (100.00%)

Managed Fund, Class I:
----------------------
Klamath Medical Clinic PC Profit Sharing Plan, Randal A. Machado, MD Trustee, James F Novak, MD Trustee, 1905 Main Street, Klamath Falls, OR 97601-2649 - 336,816 shares (15.18%)

Northwestern Trust Company Custodian FBO IBEW Local 76, Supplemental Income Fund, 1201 3rd Avenue, Suite 2010, Seattle, WA 98101 -- 947,863 shares (42.71%)

Income Fund, Class A:
---------------------
Investors Bank & Trust Co., Custodian for the IRA of James T. Reed, 813 Elm Street, Birmingham, AL 35206-1629 - 23,101 shares (5.01%)

IBAK & Co., P.O. Box 1700, 102 South Clinton, Iowa City, IA 52244 - 107,664 shares (23.42%)

Enele & Co., Dividend Reinvest, 1211 S.W. 5th Ave, Suite 1900, Portland, OR 97204-3719 - 28,855 shares (6.27%)

Charles Schwab & Co., Inc., Special Custody A/C for the Benefit of its Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 - 52,610 shares (11.45%)

Income Fund, Class I:
---------------------
Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111-2621 - 9,417 shares (100.00%)

Oregon Tax-Free Fund, Class A:
------------------------------
Charles Schwab & Co., Inc., Special Custody A/C for the Benefit of its Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 - 116,473 shares (5.91%)

                                       k

Enele Co. 1211 S.W. 5th Ave., Suite 1900, Portland, OR 97204-3719 - 180,688
shares (9.17%)

Oregon Tax-Free Fund, Class B:
------------------------------
Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111-2621 - 78 shares (100.00%)

Other than the ownership of shares by the Administrator of the Income Fund referenced above, the trustees, directors and officers of each of the other Funds owned in the aggregate less than 1% of such Fund's outstanding shares on January 31, 1999. Certain officers and directors of the Administrator also serve as officers of the Trust.

On January 31, 1999, there were the following number of shareholders of record:

                                       Class A          Class I
                                       -------          -------
Small Cap Fund                           1,077              28
Special Fund                            10,022             N/A
Equity Fund                              6,112              13
Managed Income & Equity                  1,512              19
Real Estate Fund                           538             N/A
Oregon Tax-Free Fund                       511             N/A
Income Fund                                172               1

12b-1 Plan, CDSC and Conversion of Shares

The Funds offer multiple classes of shares, including Class A, Class B, Class C, for certain Funds, Class I, and for the Real Estate Fund, Class Z; Income Fund offers only Class A and Class I shares. The Funds may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plans) pursuant to Rule 12b-1 under the Act for each of the Class A, Class B and Class C shares of the Funds. Under the Plans, each Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to the Class A, Class B and Class C shares and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees.

The Plans authorize any other payments by a Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of assets, resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of the Funds. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class I and Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

                                       l

During the fiscal year ended October 31, 1998, the Funds paid the following amounts under the Funds' Plans to CHSI, each Fund's distributor through September 30, 1998:

                                                         Printing/Mailing    Broker/Dealer       Salesperson
Fund                        Total        Advertising        Prospectus          Payments           Payments         Other
Special Fund              $592,323          96,197             48,302          339,245              1,484          107,094
Small Cap Fund             $78,836          15,352              9,045           41,356                336           12,747
Real Estate Fund           $87,296          12,791              6,650           57,277                -0-           10,578
Equity Fund               $842,447         106,611             51,947          545,953              8,673          129,262
Managed Fund              $173,228          28,378             14,760           97,330                 37           32,724
Oregon Tax-Free Fund       $43,484           7,732              4,009           22,192                -0-            9,551
Income Fund                $12,479           2,253              2,198            6,478                -0-            1,550

During the fiscal year ended October 31, 1998, the Funds paid the following amounts under the Funds' Plans to LFD (for the period October 1, 1998, the date that LFD became each Fund's distributor, through October 31, 1998):

                                Small Cap    Special     Real Estate      Equity        Managed     Oregon Tax-     Income
                                  Fund        Fund           Fund          Fund          Fund        Free Fund       Fund
                                  ----        ----           ----          ----          ----        ---------       ----
Fees to FSFs                     $3,018      $21,091        $3,579       $45,703        $13,824        $4,213       $1,422
Cost of sales material
   relating to the Fund
   (including printing and
   mailing expenses)                  2        1,405           118         1,529            -0-           -0-           18
Allocated travel,
   entertainment and other
   promotional expenses
   (including advertising)            3        2,085           175         2,271            -0-           -0-           27


INVESTMENT PERFORMANCE

As of October 31, 1998, no Class B or Class C shares had been issued. Class A shares were formerly generally designated as the "Primary Class" and Class I shares were formerly designated as the "Institutional Class".

Certain Funds' Class A yields for the month ended October 31, 1998 are referenced below. Yields reflect a voluntary fee waiver in effect. Had the waiver not been in effect, the Funds' yields would have been lower:

                                              October 31, 1998
                                              ----------------
Real Estate Fund                                    5.32%
Oregon Tax-Free Fund                                3.63%
Income Fund                                         2.63%

The Oregon Tax-Free Fund's Class A tax-equivalent yield, calculated using the maximum effective combined federal and state tax rates, for the month ended October 31, 1998 was 6.60%.

The average annual total returns for the Funds' shares for the year ending October 31, 1998 are referenced below. Performance results reflect any voluntary fee waiver or expense reimbursement by the Advisor or its affiliates of Fund expenses. Absent these waivers and/or reimbursements, performance results would have been lower:

                                 Class A Shares
                                  Special Fund

                                                                                     10 years
                                      1 year                5 years            (or since inception)
                                      ------                -------            --------------------
With sales charge of 5.75%            -48.17%               -3.00%                     7.58%
Without sales charge                  -45.00%               -1.85%                     8.22%

                                       m

                                   Equity Fund

                                                                                     10 years
                                      1 year                5 years           (or since inception)(q)
                                      ------                -------           -----------------------
With sales charge of 5.75%            -15.25%                8.90%                    12.09%
Without sales charge                  -10.08%               10.20%                    12.77%

                                  Managed Fund

                                                                                     10 years
                                      1 year                5 years           (or since inception)(q)
                                      ------                -------           -----------------------
With sales charge of 4.75%            -5.41%                 7.58%                     9.46%
Without sales charge                  -0.69%                 8.63%                    10.01%

                              Oregon Tax-Free Fund

                                                                                     10 years
                                      1 year                5 years            (or since inception)
                                      ------                -------            --------------------
With sales charge of 4.75%            1.34%                 3.92%                     5.89%
Without sales charge                  6.39%                 4.93%                     6.41%

                                   Income Fund

                                                                                     10 years
                                      1 year                5 years           (or since inception)(q)
                                      ------                -------           -----------------------
With sales charge of 4.75%             5.92%                 5.94%                     7.44%
Without sales charge                  11.21%                 6.97%                     7.98%

                                 Small Cap Fund

                                                                                     10 years
                                      1 year                5 years           (or since inception)(r)
                                      ------                -------           -----------------------
With sales charge of 5.75%            -42.17%                 N/A                    -3.53%
Without sales charge                  -38.64%                 N/A                    -1.39%

                                Real Estate Fund

                                                                                     10 years
                                      1 year                5 years           (or since inception)(s)
                                      ------                -------           -----------------------
With sales charge of 4.75%            -17.50%                 N/A                     7.93%
Without sales charge                  -13.39%                 N/A                     9.08%

(q)  Commencement of Operations January 31, 1989.
(r)  Commencement of Operations February 20, 1996.
(s)  Commencement of Operations April 4, 1994.

The Class I shares average annual total returns for the Funds' for the year ending October 31, 1998 were as follows:

                           Managed Fund

            1 year            5 years       Since Fund Inception
            ------            -------       --------------------
            -0.44%             8.79%*            10.09%*(t)

                            Equity Fund

            1 year            5 years       Since Fund Inception
            ------            -------       --------------------
            -9.72%            10.37%*            12.86%*(u)

                          Small Cap Fund

            1 year                          Since Fund Inception
            ------                          --------------------
           -38.37%                               -1.06%*(v)

                                       n

                            Income Fund

             1 year             5 years       Since Fund Inception
             ------             -------       --------------------
             11.42%*             7.01%*             8.00%*(w)

(t)  Commencement of Operations October 28, 1996.
(u)  Commencement of Operations October 3, 1996.
(v)  Commencement of Operations October 10, 1996.
(w)  Commencement of Operations October 1, 1998.

(*) Class I (newer class of shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class of shares.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110, is the custodian for the Funds. The custodian is responsible for safeguarding and controlling the Funds' cash and securities, receiving and delivering securities and collecting the each Fund's interest and dividends.

INDEPENDENT AUDITORS

KPMG LLP, located at 99 High Street, Boston, MA 02110, acts as the Funds' independent auditors. In such capacity, KPMG LLP performs the annual audit of each Fund's financial statements and assists in the preparation of tax returns. The October 31, 1998 financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights for a share outstanding through October 31, 1998 included in the Prospectuses have been so included, in reliance upon the report of KPMG LLP given on the authority of said firm as experts in accounting and auditing.

                                       o



                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to the funds advised by the Advisor or the Administrator. "Fund" or "funds" include The Crabbe Huson Special Fund, Crabbe Huson Small Cap Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund, Crabbe Huson Oregon Tax-Free Fund, Crabbe Huson Contrarian Income Fund, each a series of Colonial Trust III and may include other funds advised by the Administrator. In certain cases, the discussion applies to some but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You may also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in
Part 1 of this SAI, it is not applicable to your Fund.

Short-Term Trading

In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

Lower Rated Debt Securities

Lower rated debt securities are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.

Small Companies

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment and the PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

Zero Coupon Securities (Zeros)

The fund may invest in zero coupon securities which are securities issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security and in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

Step Coupon Bonds (Steps)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to additional volatility risk than fixed rate debt securities.

Tender Option Bonds

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Pay-In-Kind (PIK) Securities

The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments

Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

Securities Loans

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

Mortgage Dollar Rolls

In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.

Mortgage-Backed Securities

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Non-Agency Mortgage-Backed Securities

The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. Government or an Agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities". In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy and may incur a loss.

Repurchase Agreements

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the SEC has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the Securities and Exchange Commission's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Advisor`s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Municipal Lease Obligations

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Participation Interests

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments

When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities.) The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Inverse Floaters

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Rule 144A Securities

The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (1933 Act). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES

In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Alternative Minimum Tax. Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement modified pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act").

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

Fund Distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.. Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

Distributions from Tax-Exempt Funds. The Oregon Tax-Free Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from Federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a 20% tax rate) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993 with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

Sales of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFSI may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities).

Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital losses or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Securities Issued at a Discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code (including a holding period requirement), as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS

The Advisor is the investment advisor to each of The Crabbe Huson Special Fund, Crabbe Huson Small Cap Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund, Crabbe Huson Oregon Tax-Free Fund, Crabbe Huson Contrarian Income Fund and Crabbe Huson Contrarian Fund. The Advisor is a direct subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct, majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct, wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct, wholly-owned subsidiary of LFC Holdings, Inc., which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct, wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

Trustees and Officers

Name and Address                 Age    Position with Fund   Principal Occupation During Past Five Years
----------------                 ---    ------------------   --------------------------------------------

Robert J. Birnbaum               71     Trustee              Consultant (formerly Special Counsel, Dechert Price &
313 Bedford Road                                             Rhoads from September, 1988 to December, 1993, President,
Ridgewood, NJ 07450                                          New York Stock Exchange from May, 1985 to June, 1988,
                                                             President, American Stock Exchange, Inc. from 1977 to
                                                             May, 1985).

Tom Bleasdale                    68       Trustee            Retired (formerly Chairman of the Board and Chief
11 Carriage Way                                              Executive Officer, Shore Bank & Trust Company from
Danvers, MA 01923                                            1992-1993); Director of The Empire Company since June,
                                                             1995.

John E. Carberry *               51       Trustee            Senior Vice President of Liberty Financial Companies,
56 Woodcliff Road                                            Inc. (formerly Managing Director, Salomon Brothers
Wellesley Hills, MA  02481                                   (investment banking) from January, 1988 to January, 1998).

Lora S. Collins                  63       Trustee            Attorney  (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                               Frankel from  September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell                69       Trustee            Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry                 62       Trustee            Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera                 67       Trustee            Private Investor (formerly Executive Vice President of
26 Little Neck Lane                                          Itek Corp. and President of Itek Optical & Electronic
New Seabury, MA  02649                                       Industries, Inc. (electronics)).

William E. Mayer*                58       Trustee            Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                   of Business and Management, University of Maryland from
New York, NY 10022                                           October, 1992 to November, 1996, Dean, Simon Graduate
                                                             School of Business, University of Rochester from October,
                                                             1991 to July, 1992).

James L. Moody, Jr.              67       Trustee            Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                         Co. from May, 1984 to May, 1997, and Chief Executive
Cape Elizabeth, ME 04107                                     Officer, Hannaford Bros. Co. from May, 1973 to May, 1992).

John J. Neuhauser                55       Trustee            Dean, Boston College School of Management since
140 Commonwealth Avenue                                      September, 1977.
Chestnut Hill, MA 02167

Thomas E. Stitzel                58       Trustee            Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                       University (higher education); Business consultant and
Boise, ID  83706                                             author.

Robert L. Sullivan               70       Trustee            Retired Partner, KPMG LLP
7121 Natelli Woods Lane
Bethesda, MD 20817

Anne-Lee Verville                53       Trustee            Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                       Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                         Solutions Division from 1991 to 1994, IBM Corporation
                                                             (global education and global applications)).

Stephen E. Gibson                45       President          President of the Funds since June, 1998, Chairman of
                                                             the Board since July, 1998, Chief Executive Officer and
                                                             President since December 1996 and Director, since July
                                                             1996 of the Advisor (formerly Executive Vice President
                                                             from July, 1996 to December, 1996); Director, Chief
                                                             Executive Officer and President of COGRA, LLC (COGRA)
                                                             since December, 1998 (formerly Director, Chief
                                                             Executive Officer and President of The Colonial Group,
                                                             Inc. (TCG) from December, 1996 to December, 1998);
                                                             Assistant Chairman of Stein Roe & Farnham Incorporated
                                                             (SR&F) since August, 1998 (formerly Managing Director
                                                             of Marketing of Putnam Investments, June, 1992 to July,
                                                             1996.).

J. Kevin Connaughton             34       Controller and     Controller and Chief Accounting Officer of the Funds
                                          Chief Accounting   since February, 1998; Vice President of the Advisor
                                          Officer            since February, 1998 (formerly Senior Tax Manager,
                                                             Coopers & Lybrand, LLP from April, 1996 to January,
                                                             1998; Vice President, 440 Financial Group/First Data
                                                             Investor Services Group from March,1994 to April, 1996;
                                                             Vice President, The Boston Company (subsidiary of
                                                             Mellon Bank) from December, 1993 to March, 1994;
                                                             Assistant Vice President and Tax Manager, The Boston
                                                             Company from March, 1992 to December, 1993).

Timothy J. Jacoby                45       Treasurer and      Treasurer and Chief Financial Officer of the Funds
                                          Chief Financial    since October, 1996 (formerly Controller and Chief
                                          Officer            Accounting Officer from October, 1997 to February,
                                                             1998); Senior Vice President of the Advisor since
                                                             September, 1996; Vice President, Chief Financial
                                                             Officer and Treasurer since December, 1998 of COGRA
                                                             (formerly Vice President, Chief Financial Officer and
                                                             Treasurer from July, 1997 to December, 1998 of TCG);
                                                             Senior Vice President of SR&F since August, 1998
                                                             (formerly Senior Vice President, Fidelity Accounting
                                                             and Custody Services from September, 1993 to September,
                                                             1996 and Assistant Treasurer to the Fidelity Group of
                                                             Funds from August, 1990 to September, 1993).

Nancy L. Conlin                  45       Secretary          Secretary of the Funds since April, 1998 (formerly
                                                             Assistant Secretary from July, 1994 to April, 1998);
                                                             Director, Senior Vice President, General Counsel, Clerk
                                                             and Secretary of the Advisor since April, 1998
                                                             (formerly Vice President, Counsel, Assistant Secretary
                                                             and Assistant Clerk from July, 1994 to April, 1998);
                                                             Vice President, General Counsel and Secretary of COGRA
                                                             since December, 1998 (formerly Vice President-, General
                                                             Counsel and Clerk of TCG from April, 1998 to December,
                                                             1998; (formerly Assistant Clerk from July, 1994 to
                                                             April, 1998); (formerly Partner, Mintz, Levin, Cohn,
                                                             Ferris, Glovsky and Popeo from June, 1990 to June,
                                                             1994).

Davey S. Scoon                   51       Vice President     Vice President of the Funds since June, 1993; Executive
                                                             Vice President since July, 1993 and Director since
                                                             March, 1985 of the Advisor (formerly Senior Vice
                                                             President and Treasurer of the Advisor from March, 1985
                                                             to July, 1993); Executive Vice President and Chief
                                                             Operating Officer of COGRA since December, 1998
                                                             (formerly Executive Vice President and Chief Operating
                                                             Officer, TCG from March, 1995 to December, 1998; Vice
                                                             President - Finance and Administration from November,
                                                             1985 to March, 1995); Executive Vice President of SR&F
                                                             since August, 1998.

* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund or the Advisor.

The business address of the officers of each Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all funds for which each Trustee (except Mr. Carberry) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.

The Advisor has rendered investment advisory services to investment company, institutional or other clients since 1980. The Advisor currently serves as investment advisor for 7 open-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Administrator or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Management Agreement

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Administrator pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor or the Administrator including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFDI pays the cost of printing and distributing all other Prospectuses.

The Advisor may delegate certain or its administrative duties to the Administrator.

The Pricing and Bookkeeping Agreement

The Administrator provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Administrator paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:

                 1/12 of 0.000% of the first $50 million;
                 1/12 of 0.035% of the next $950 million;
                 1/12 of 0.025% of the next $1 billion;
                 1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion

Portfolio Transactions

Investment decisions. The Advisor acts as investment advisor to each of the The Crabbe Huson Special Fund, Crabbe Huson Small Cap Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Equity Fund, Crabbe Huson Asset Allocation Fund, Crabbe Huson Oregon Tax-Free Fund and Crabbe Huson Income Fund and to other institutional, corporate, fiduciary and individual clients. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor or the Administrator. The funds and clients advised by the Advisor or the funds administered by the Administrator sometimes invest in securities in which a Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If a Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as a Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

Principal Underwriter

LFDI is the principal underwriter of the Trust's shares. LFDI has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent

LFSI is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFSI is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by LFSI. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to LFSI or generally by 6 months' notice by LFSI to the Fund. The agreement limits the liability of LFSI to the Fund for loss or damage incurred by the Fund to situations involving a failure of LFSI to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify LFSI against, among other things, loss or damage incurred by LFSI on account of any claim, demand, action or suit made on or against LFSI not resulting from LFSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

DETERMINATION OF NET ASSET VALUE

Each fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following observed holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Trustees.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFSI, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFDI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFDI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). LFDI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFDI for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFSI, provided the new FSF has a sales agreement with LFDI.

Shares credited to an account are transferable upon written instructions in good order to LFSI and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, I, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFSI for deposit to their account.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

Fundamatic Program. As a convenience to investors, shares of most funds advised by Colonial, Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated may be purchased through the Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFDI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFDI.

Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, The Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFDI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. LFDI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company. is the Trustee of LFDI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFDI.

Participants in non-LFDI prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFSI. Participants in LFDI prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFSI. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFDI IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFSI, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFSI for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

Right of Accumulation and Statement of Intent (Class A shares only). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, I and Z shares of the funds advised by Colonial Management Associates, Inc., Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated. The applicable sales charge is based on the combined total of:

1.  the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, I, and Z shares).

LFDI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFSI. A fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, I, and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFSI will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFDI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFDI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFSI will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFSI at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Class A, B, C or I shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFSI receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFSI. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Employees or Financial Service Firms. Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor or the Administrator; directors, officers and employees of the Advisor, Administrator, LFDI and other companies affiliated with the Advisor and the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFDI; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A shares of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A shares of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFDI pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFSI, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption). Otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFDI for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFSI, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFSI and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LSI for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFSI and may charge for this service.

Systematic Withdrawal Plan

If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFSI will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFSI will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting (Available only on the Class A shares of certain funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFSI will provide checks to be drawn on BankBoston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Money Market Fund and Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFSI before requesting an exchange.

By calling LFSI, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFSI by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFSI will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFSI will require customary additional documentation. Prospectuses of the other funds are available from the LFDI Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFSI. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History" in the Prospectus of each fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

Total Return

Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Appended return. The total return for Class B, C, I and Z shares (newer class) includes performance of the newer class of shares since it was offered for sale and the performance for the oldest existing class of shares (Class A). The performance of the oldest existing class used in the computation of the newer class is not restated to reflect any expense differential between the oldest existing class and the newer class. Had the expense differential been reflected, the returns for the periods prior to inception of Class B and C shares, would have been lower and for Class I and Z shares, returns would have been higher.

Yield

Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non-money market. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.

All data are based on past performance and do not predict future results.

General. From time to time, the Fund may discuss, or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       STANDARD & POOR'S CORPORATION (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

     Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

     Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                            FITCH INVESTORS SERVICES

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II

                                      1998

SOURCE                                       CATEGORY                                                    RETURN (%)
------                                       --------                                                    ----------

CREDIT SUISSE FIRST BOSTON:
---------------------------
                                             First Boston High Yield                                         0.58
LIPPER, INC.:
-------------

                                             AMEX Composite Index P                                          0.64
                                             AMEX Computer Tech IX P                                        81.46
                                             AMEX Institutional IX P                                        37.59
                                             AMEX Major Market IX P                                         18.32
                                             Aust Crdtstlt:Osh IX P                                           N/A
                                             Bse Sensex Index                                              -16.50
                                             CAC 40:FFR IX P                                                31.47
                                             CD Rate 1 Month Index Tr                                        5.61
                                             CD Rate 3 Month Index Tr                                        5.59
                                             CD Rate 6 Month Index Tr                                        5.58
                                             Consumer Price Index                                            1.61
                                             Copnhgn SE:Dkr IX P                                              N/A
                                             DAX:Dm IX Tr                                                   17.71
                                             Dow Jones 65 Comp Av P                                         10.10
                                             Dow Jones Ind Average P                                        16.10
                                             Dow Jones Ind Dly Reinv                                        18.13
                                             Dow Jones Ind Mth Reinv                                        18.15
                                             Dow Jones Trans Av P                                           -3.29
                                             Dow Jones Trans Av Tr                                           0.02
                                             Dow Jones Util Av P                                            14.37
                                             Dow Jones Util Av Tr                                           18.88
                                             FT-SE 100:Pd IX P                                              14.55
                                             Hang Seng:Hng Kng $ IX                                         -6.29
                                             Jakarta Composite Index                                          N/A
                                             Jasdaq Index:Yen P                                               N/A
                                             Klse Composite Index                                           -1.40
                                             Kospi Index                                                      N/A
                                             Lear High Growth Rate IX                                        1.53
                                             Lear Low Priced Value IX                                       -1.52
                                             Lehman 1-3 Govt/Corp Tr                                         6.96
                                             Lehman Aggregate Bd P                                           2.03
                                             Lehman Aggregate Bd Tr                                          8.69
                                             Lehman Cp Bd Int Tr                                             8.29
                                             Lehman Govt Bd Int P                                            1.99
                                             Lehman Govt Bd Int Tr                                           8.49
                                             Lehman Govt Bd Long P                                           6.59
                                             Lehman Govt Bd Long Tr                                         13.41
                                             Lehman Govt Bd P                                                3.27
                                             Lehman Govt Bd Tr                                               9.85
                                             Lehman Govt/Cp Bd P                                             2.70
                                             Lehman Govt/Cp Bd Tr                                            9.47
                                             Lehman Govt/Cp Int P                                            1.78

SOURCE                                       CATEGORY                                                    RETURN (%)
------                                       --------                                                    ----------

LIPPER, INC.:
-------------
                                             Lehman Govt/Cp Int Tr                                           8.44
                                             Lehman High Yield P                                            -6.46
                                             Lehman High Yield Tr                                            1.60
                                             Lehman Muni 10 Yr IX Tr                                         6.76
                                             Lehman Muni 3 Yr IX Tr                                          5.21
                                             Lehman Muni Bond IX Tr                                          6.48
                                             Lehman 7-Year Muni Bond                                         6.23
                                             ML 0-3 Yr Muni IX P                                             0.02
                                             ML 0-3 Yr Muni IX Tr                                            5.01
                                             ML 1-3 Yr Treasury IX P                                         0.60
                                             ML 1-3 Yr Treasury IX Tr                                        7.00
                                             ML 1-5 Yr Gv/Cp Bd IX P                                         1.12
                                             ML 1-5 Yr Gv/Cp Bd IX Tr                                        7.68
                                             ML 1-5 Yr Treasury IX P                                         1.32
                                             ML 1-5 Yr Treasury IX Tr                                        7.74
                                             ML 10+ Yr Treasury IX Tr                                       13.55
                                             ML 15 Yr Mortgage IX P                                          0.85
                                             ML 15 Yr Mortgage IX Tr                                         7.30
                                             ML 3-5 Yr Govt IX P                                             2.40
                                             ML 3-5 Yr Govt IX Tr                                            8.87
                                             ML Corp Master Index P                                          1.47
                                             ML Corp Master Index Tr                                         8.72
                                             ML Glbl Govt Bond Inx P                                         7.71
                                             ML Glbl Govt Bond Inx Tr                                       14.12
                                             ML Glbl Gv Bond IX II P                                         8.32
                                             ML Glbl Gv Bond IX II Tr                                       14.97
                                             ML Global Bond Index P                                          6.07
                                             ML Global Bond Index Tr                                        12.78
                                             ML Gov Corp Master IX P                                         2.69
                                             ML Gov Corp Master IX Tr                                        9.53
                                             ML Govt Master Index P                                          3.17
                                             ML Govt Master Index Tr                                         9.85
                                             ML High Yld Master IX P                                        -5.59
                                             ML High Yld Master IX Tr                                        3.66
                                             ML Mortgage Master IX P                                         0.68
                                             ML Mortgage Master IX Tr                                        7.19
                                             ML Treasury Master IX P                                         3.35
                                             ML Treasury Master IX Tr                                       10.03
                                             MSCI AC Americas Free GD                                       25.77
                                             MSCI AC Americas Free ID                                       23.77
                                             MSCI AC Asia Fr-Ja IX GD                                       -7.79
                                             MSCI AC Asia Fr-Ja IX ID                                      -10.27
                                             MSCI AC Asia Pac - Ja GD                                       -4.77
                                             MSCI AC Asia Pac - Ja ID                                       -7.30
                                             MSCI AC Asia Pac Fr-J GD                                       -4.42
                                             MSCI AC Asia Pac Fr-J ID                                       -7.12
                                             MSCI AC Asia Pac IX GD                                          2.03

SOURCE                                       CATEGORY                                                    RETURN (%)
------                                       --------                                                    ----------

LIPPER, INC.:
-------------
                                             MSCI AC Asia Pac IX ID                                         0.53
                                             MSCI AC Europe IX GD                                          27.18
                                             MSCI AC Europe IX ID                                          24.84
                                             MSCI AC Fe - Ja IX GD                                         -4.83
                                             MSCI AC Fe - Ja IX ID                                         -7.16
                                             MSCI AC Fe Fr-Ja IX GD                                        -4.82
                                             MSCI AC Fe Fr-Ja IX ID                                        -7.39
                                             MSCI AC Fe Free IX GD                                          3.38
                                             MSCI AC Fe Free IX ID                                          2.07
                                             MSCI AC Pac Fr-Jpn IX GD                                      -2.07
                                             MSCI AC Pac Fr-Jpn IX ID                                      -4.86
                                             MSCI AC World Fr-USA GD                                       14.46
                                             MSCI AC World Fr-USA ID                                       12.36
                                             MSCI AC World Free IX GD                                      21.97
                                             MSCI AC World IX GD                                           21.72
                                             MSCI AC World IX ID                                           19.69
                                             MSCI AC World-USA IX GD                                       14.09
                                             MSCI AC Wrld Fr-Ja IX GD                                      24.09
                                             MSCI AC Wrld Fr-Ja IX ID                                      21.93
                                             MSCI AC Wrld-Ja IX GD                                         23.80
                                             MSCI AC Wrld-Ja IX ID                                         21.64
                                             MSCI Argentina IX GD                                         -24.30
                                             MSCI Argentina IX ID                                         -27.30
                                             MSCI Australia IX GD                                           7.06
                                             MSCI Australia IX ID                                           3.80
                                             MSCI Australia IX ND                                           6.07
                                             MSCI Austria IX GD                                             0.77
                                             MSCI Austria IX ID                                            -0.91
                                             MSCI Austria IX ND                                             0.35
                                             MSCI Belgium IX GD                                            68.73
                                             MSCI Belgium IX ID                                            64.84
                                             MSCI Belgium IX ND                                            67.75
                                             MSCI Brazil IX GD                                            -39.62
                                             MSCI Brazil IX ID                                            -44.07
                                             MSCI Canada IX GD                                             -5.70
                                             MSCI Canada IX ID                                             -7.44
                                             MSCI Canada IX ND                                             -6.14
                                             MSCI Chile IX GD                                             -28.50
                                             MSCI Chile IX ID                                             -30.65
                                             MSCI China Dom Fr IX ID                                      -51.52
                                             MSCI China Free IX ID                                        -43.83
                                             MSCI China Non Dom IX ID                                     -42.06
                                             MSCI Colombia IX GD                                          -42.17
                                             MSCI Colombia IX ID                                          -45.32
                                             MSCI Czech Rep IX GD                                           0.54
                                             MSCI Czech Rep IX ID                                          -0.66
                                             MSCI Denmark IX GD                                             9.38

SOURCE                                       CATEGORY                                                    RETURN (%)
------                                       --------                                                    ----------

LIPPER, INC.:
-------------
                                             MSCI Denmark IX ID                                            7.82
                                             MSCI Denmark IX ND                                            8.99
                                             MSCI EAFE + Canada IX GD                                     19.11
                                             MSCI EAFE + Canada IX ID                                     17.02
                                             MSCI EAFE + Canada IX ND                                     18.76
                                             MSCI EAFE + EMF IX GD                                        15.25
                                             MSCI EAFE + EMF IX ID                                        13.13
                                             MSCI EAFE + Em IX GD                                         14.94
                                             MSCI EAFE + Em IX ID                                         12.84
                                             MSCI EAFE - UK IX GD                                         21.02
                                             MSCI EAFE - UK IX ID                                         19.17
                                             MSCI EAFE - UK IX ND                                         20.59
                                             MSCI EAFE Fr IX ID                                           18.32
                                             MSCI EAFE GDP Wt IX GD                                       27.12
                                             MSCI EAFE GDP Wt IX ID                                       25.12
                                             MSCI EAFE GDP Wt IX ND                                       26.71
                                             MSCI EAFE IX GD                                              20.33
                                             MSCI EAFE IX ID                                              18.23
                                             MSCI EAFE IX ND                                              20.00
                                             MSCI EASEA IX GD                                             25.42
                                             MSCI EASEA IX ID                                             22.94
                                             MSCI EASEA IX ND                                             25.03
                                             MSCI EMF Asia IX GD                                         -11.00
                                             MSCI EMF Asia IX ID                                         -12.36
                                             MSCI EMF Far East IX GD                                      -6.23
                                             MSCI EMF Far East IX ID                                      -7.33
                                             MSCI EMF IX GD                                              -25.34
                                             MSCI EMF IX ID                                              -27.52
                                             MSCI EMF Latin Am IX GD                                     -35.11
                                             MSCI EMF Latin Am IX ID                                     -38.04
                                             MSCI Em Asia IX GD                                           -8.57
                                             MSCI Em Asia IX ID                                           -9.90
                                             MSCI Em Eur/Mid East GD                                     -26.01
                                             MSCI Em Eur/Mid East ID                                     -27.37
                                             MSCI Em Europe IX GD                                        -30.11
                                             MSCI Em Europe IX ID                                        -31.17
                                             MSCI Em Far East IX GD                                       -4.12
                                             MSCI Em Far East IX ID                                       -5.28
                                             MSCI Em IX GD                                               -23.21
                                             MSCI Em IX ID                                               -25.30
                                             MSCI Em Latin Am IX GD                                      -35.29
                                             MSCI Em Latin Am IX ID                                      -38.19
                                             MSCI Europe - UK IX GD                                       33.95
                                             MSCI Europe - UK IX ID                                       31.86
                                             MSCI Europe - UK IX ND                                       33.38
                                             MSCI Europe GDP Wt IX ID                                     31.74
                                             MSCI Europe IX GD                                            28.91

SOURCE                                       CATEGORY                                                    RETURN (%)
------                                       --------                                                    ----------

LIPPER, INC.:
-------------
                                             MSCI Europe IX ND                                             28.53
                                             MSCI European Union GD                                        30.44
                                             MSCI European Union ID                                        27.93
                                             MSCI Far East Free IX ID                                       1.52
                                             MSCI Far East IX GD                                            2.56
                                             MSCI Far East IX ID                                            1.22
                                             MSCI Far East IX ND                                            2.39
                                             MSCI Finland IX GD                                           122.63
                                             MSCI Finland IX ID                                           119.10
                                             MSCI Finland IX ND                                           121.64
                                             MSCI France IX GD                                             42.06
                                             MSCI France IX ID                                             40.00
                                             MSCI France IX ND                                             41.54
                                             MSCI Germany IX GD                                            29.88
                                             MSCI Germany IX ID                                            28.17
                                             MSCI Germany IX ND                                            29.43
                                             MSCI Greece IX GD                                             78.11
                                             MSCI Greece IX ID                                             75.01
                                             MSCI Hongkong IX GD                                           -2.92
                                             MSCI Hongkong IX ID                                           -7.60
                                             MSCI Hongkong IX ND                                           -2.92
                                             MSCI Hungary IX GD                                            -8.16
                                             MSCI Hungary IX ID                                            -8.70
                                             MSCI India IX GD                                             -21.24
                                             MSCI India IX ID                                             -22.89
                                             MSCI Indonesia IX GD                                         -31.53
                                             MSCI Indonesia IX ID                                         -32.40
                                             MSCI Ireland IX ID                                            32.99
                                             MSCI Israel Dom IX ID                                        -16.20
                                             MSCI Israel IX ID                                             -7.91
                                             MSCI Israel Non Dom Ixid                                      42.21
                                             MSCI Italy IX GD                                              53.20
                                             MSCI Italy IX ID                                              50.99
                                             MSCI Italy IX ND                                              52.52
                                             MSCI Japan IX GD                                               5.25
                                             MSCI Japan IX ID                                               4.27
                                             MSCI Japan IX ND                                               5.05
                                             MSCI Jordan IX GD                                            -11.01
                                             MSCI Jordan IX ID                                            -14.26
                                             MSCI Kokusai IX GD                                            27.46
                                             MSCI Kokusai IX ID                                            25.30
                                             MSCI Kokusai IX ND                                            26.96
                                             MSCI Korea IX GD                                             141.15
                                             MSCI Korea IX ID                                             137.54
                                             MSCI Luxembourg IX ID                                          8.63
                                             MSCI Malaysia IX GD                                          -29.49
                                             MSCI Malaysia IX ID                                          -31.04

SOURCE                                       CATEGORY                                                    RETURN (%)
------                                       --------                                                    ----------

LIPPER, INC.:
-------------
                                             MSCI Mexico Free IX GD                                       -33.53
                                             MSCI Mexico Free IX ID                                       -34.50
                                             MSCI Mexico IX GD                                            -34.18
                                             MSCI Mexico IX ID                                            -35.12
                                             MSCI Netherland IX GD                                         23.93
                                             MSCI Netherland IX ID                                         21.13
                                             MSCI Netherland IX ND                                         23.23
                                             MSCI New Zealand IX GD                                       -21.48
                                             MSCI New Zealand IX ID                                       -25.23
                                             MSCI New Zealand IX ND                                       -22.62
                                             MSCI Nordic IX GD                                             23.83
                                             MSCI Nordic IX ID                                             21.78
                                             MSCI Nordic IX ND                                             23.25
                                             MSCI Norway IX GD                                            -29.67
                                             MSCI Norway IX ID                                            -31.21
                                             MSCI Norway IX ND                                            -30.06
                                             MSCI Nth Amer IX GD                                           29.04
                                             MSCI Nth Amer IX ID                                           27.11
                                             MSCI Nth Amer IX ND                                           28.46
                                             MSCI Pac - Japan IX GD                                        -6.22
                                             MSCI Pac - Japan IX ID                                        -9.55
                                             MSCI Pac - Japan IX ND                                        -6.64
                                             MSCI Pacific Fr-Jpn ID                                        -8.40
                                             MSCI Pacific Free IX ID                                        1.43
                                             MSCI Pacific IX GD                                             2.69
                                             MSCI Pacific IX ID                                             1.16
                                             MSCI Pacific IX ND                                             2.44
                                             MSCI Pakistan IX GD                                          -56.61
                                             MSCI Pakistan IX ID                                          -60.56
                                             MSCI Peru IX GD                                              -40.22
                                             MSCI Peru IX ID                                              -42.11
                                             MSCI Philippines Fr Ixgd                                      13.45
                                             MSCI Philippines Fr Ixid                                      12.60
                                             MSCI Philippines IX GD                                        16.10
                                             MSCI Philippines IX ID                                        14.89
                                             MSCI Portugal IX GD                                           27.90
                                             MSCI Portugal IX ID                                           25.42
                                             MSCI Russia IX GD                                            -82.99
                                             MSCI Russia IX ID                                            -83.16
                                             MSCI Sing/Mlysia IX GD                                       -12.88
                                             MSCI Sing/Mlysia IX ID                                       -14.62
                                             MSCI Sing/Mlysia IX ND                                       -12.88
                                             MSCI Singapore Fr IX GD                                       -3.59
                                             MSCI Singapore Fr IX ID                                       -5.31
                                             MSCI South Africa IX GD                                      -27.56
                                             MSCI South Africa IX ID                                      -29.84
                                             MSCI Spain IX GD                                              50.58

SOURCE                                       CATEGORY                                                    RETURN (%)
------                                       --------                                                    ----------

LIPPER, INC.:
-------------
                                             MSCI Spain IX ID                                              47.87
                                             MSCI Spain IX ND                                              49.90
                                             MSCI Sri Lanka IX GD                                         -25.57
                                             MSCI Sri Lanka IX ID                                         -27.30
                                             MSCI Sweden IX GD                                             14.54
                                             MSCI Sweden IX ID                                             12.62
                                             MSCI Sweden IX ND                                             13.96
                                             MSCI Swtzrlnd IX GD                                           24.05
                                             MSCI Swtzrlnd IX ID                                           22.57
                                             MSCI Swtzrlnd IX ND                                           23.53
                                             MSCI Taiwan IX GD                                            -20.64
                                             MSCI Taiwan IX ID                                            -21.45
                                             MSCI Thailand IX GD                                           19.09
                                             MSCI Thailand IX ID                                           18.74
                                             MSCI Turkey IX GD                                            -52.51
                                             MSCI Turkey IX ID                                            -53.53
                                             MSCI UK IX GD                                                 17.80
                                             MSCI UK IX ID                                                 14.84
                                             MSCI UK IX ND                                                 17.80
                                             MSCI USA IX GD                                                30.72
                                             MSCI USA IX ID                                                28.79
                                             MSCI USA IX ND                                                30.14
                                             MSCI Venezuela IX GD                                         -49.16
                                             MSCI Venezuela IX ID                                         -52.69
                                             MSCI World - UK IX GD                                         25.63
                                             MSCI World - UK IX ID                                         23.73
                                             MSCI World - UK IX ND                                         25.11
                                             MSCI World - USA IX GD                                        19.11
                                             MSCI World - USA IX ID                                        17.02
                                             MSCI World - USA IX ND                                        18.76
                                             MSCI World GDP Wt IX ID                                       25.61
                                             MSCI World IX Free ID                                         22.82
                                             MSCI World IX GD                                              24.80
                                             MSCI World IX ID                                              22.78
                                             MSCI World IX ND                                              24.34
                                             MSCI Wrld - Austrl IX GD                                      25.03
                                             MSCI Wrld - Austrl IX ID                                      23.03
                                             MSCI Wrld - Austrl IX ND                                      24.58
                                             Madrid SE:Pst IX P                                            37.19
                                             NASDAQ 100 IX P                                               85.31
                                             NASDAQ Bank IX P                                             -11.77
                                             NASDAQ Composite IX P                                         39.63
                                             NASDAQ Industrial IX P                                         6.82
                                             NASDAQ Insurance IX P                                         -0.06
                                             NASDAQ Natl Mkt Cmp IX                                        40.23
                                             NASDAQ Natl Mkt Ind IX                                         6.27
                                             NASDAQ Transport IX P                                         -7.85

SOURCE                                       CATEGORY                                                    RETURN (%)
------                                       --------                                                    ----------

LIPPER, INC.:
-------------
                                             NYSE Composite P                                              16.55
                                             NYSE Finance IX P                                              5.13
                                             NYSE Industrials IX P                                         17.97
                                             NYSE Transportation IX                                         3.46
                                             NYSE Utilities IX P                                           33.04
                                             Nikkei 225 Avg:Yen P                                          -9.28
                                             Oslo SE Tot:Fmk IX P                                            N/A
                                             PSE Technology IX P                                           54.60
                                             Philippines Composite IX                                        N/A
                                             Russell 1000(R)Grow IX Tr                                     38.71
                                             Russell 1000(R)IX P                                           25.12
                                             Russell 1000(R)IX Tr                                          27.02
                                             Russell 1000(R)Value IX Tr                                    15.63
                                             Russell 2000(R)Grow IX Tr                                      1.23
                                             Russell 2000(R)IX P                                           -3.45
                                             Russell 2000(R)IX Tr                                          -2.55
                                             Russell 2000(R)Value IX Tr                                    -6.45
                                             Russell 3000(R)IX P                                           22.32
                                             Russell 3000(R)IX Tr                                          24.14
                                             Russell Midcap(TM)Grow IX                                     17.86
                                             Russell Midcap(TM)Inx Tr                                      10.09
                                             Russell Midcap(TM)Value IX                                     5.09
                                             S & P 100 Index P                                             31.33
                                             S & P 500 Daily Reinv                                         28.58
                                             S & P 500 Index P                                             26.67
                                             S & P 500 Mnthly Reinv                                        28.60
                                             S & P 600 Index P                                             -2.10
                                             S & P 600 Index Tr                                            -1.31
                                             S & P Financial IX Tr                                         11.43
                                             S & P Financial Idx P                                          9.58
                                             S & P Industrial IX Tr                                        33.71
                                             S & P Industrials P                                           31.91
                                             S & P Midcap 400 IX P                                         17.68
                                             S & P Midcap 400 IX Tr                                        19.11
                                             S & P Transport IX Tr                                         -1.94
                                             S & P Transport Index P                                       -3.03
                                             S & P Utility Index P                                         10.10
                                             S & P Utility Index Tr                                        14.77
                                             S & P/Barra Growth IX Tr                                      42.15
                                             S & P/Barra Value IX Tr                                       14.68
                                             S Afr All Mng:Rnd IX P                                         3.72
                                             SB Cr-Hdg Nn-US Wd IX Tr                                      11.53
                                             SB Cr-Hdg Wd Gv Bd IX Tr                                      11.03
                                             SB Non-US Wd Gv Bd IX Tr                                      17.79
                                             SB USD 3month Dom CD IX                                        5.74
                                             SB USD 3month Euro CD IX                                       6.19
                                             SB USD 3month Eurodep IX                                       5.74

SOURCE                                       CATEGORY                                                    RETURN (%)
------                                       --------                                                    ----------

LIPPER, INC.:
-------------
                                             SB USD 3month Tbill IX                                         5.11
                                             SB Wd Gv Bd:Austrl IX Tr                                       3.88
                                             SB Wd Gv Bd:Germny IX Tr                                      19.76
                                             SB Wd Gv Bd:Japan IX Tr                                       15.85
                                             SB Wd Gv Bd:UK IX Tr                                          20.88
                                             SB Wd Gv Bd:US IX Tr                                          10.00
                                             SB World Govt Bond IX Tr                                      15.31
                                             SB World Money Mkt IX Tr                                       9.11
                                             Straits Times Index                                           -7.62
                                             Swiss Perf:Sfr IX Tr                                          15.37
                                             T-Bill 1 Year Index Tr                                         4.93
                                             T-Bill 3 Month Index Tr                                        4.88
                                             T-Bill 6 Month Index Tr                                        4.94
                                             Taiwan SE:T$ IX P                                            -15.56
                                             Thailand Set Index                                            -4.53
                                             Tokyo 2nd Sct:Yen IX P                                          N/A
                                             Tokyo Se(Topix):Yen IX                                          N/A
                                             Toronto 300:C$ IX P                                           -3.19
                                             Toronto SE 35:C$ IX P                                         -2.05
                                             Value Line Cmp IX-Arth                                         5.82
                                             Value Line Cmp IX-Geom                                        -3.79
                                             Value Line Industrl IX                                        -7.27
                                             Value Line Railroad IX                                        -9.93
                                             Value Line Utilties IX                                         7.61
                                             Wilshire 4500 Index Tr                                         8.63
                                             Wilshire 5000 (Cap Wt)Tr                                      23.43
                                             Wilshire 5000 Index P                                         21.71
                                             Wilshire Lg Cp Gro IX Tr                                        N/A
                                             Wilshire Lg Cp Val IX Tr                                        N/A
                                             Wilshire MD Cp Gro IX Tr                                        N/A
                                             Wilshire MD Cp Val IX Tr                                        N/A
                                             Wilshire Sm Cp Gro IX Tr                                      -2.46
                                             Wilshire Sm Cp Val IX Tr                                      -4.87

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:
---------------------------------------------------------

                                             Real Estate Investment Trust Index                            -7.60

BLOOMBERG:
----------

                                             Morgan Stanley REIT Index                                    -16.90

SALOMON SMITH BARNEY:
---------------------

                                             10 Year U.S. Government (Sovereign)                           10.00
                                             10 Year United Kingdom (Sovereign)                            19.55
                                             10 Year France (Sovereign)                                    12.59
                                             10 Year Germany (Sovereign)                                   10.94
                                             10 Year Japan (Sovereign)                                      0.50
                                             10 Year Canada (Sovereign)                                     9.41

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency